UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8748
                                                     ---------------------

                              Wanger Advisors Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: December 31, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
                                                          2003 Semiannual Report

   Wanger U.S. Smaller Companies
   Wanger International Small Cap
   Wanger Twenty
   Wanger Foreign Forty


Logo: Squirrel
Wanger Advisors Funds
managed by Liberty Wanger Asset Management, L.P.

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Logo: Squirrel
WANGER ADVISORS FUNDS
2003 SEMIANNUAL REPORT

    CONTENTS

 2  Energy Resources In 2030
 5  A Letter from Chuck McQuaid
 6  Performance Review
    Wanger U.S. Smaller
    Companies
 8  Performance Review
    Wanger International
    Small Cap
10  Performance Review
    Wanger Twenty
12  Performance Review
    Wanger Foreign Forty
14  Statement of Investments
    Wanger U.S. Smaller
    Companies
20  Statement of Investments
    Wanger International
    Small Cap
25  Portfolio Diversification
    Wanger International
    Small Cap
26  Statement of Investments
    Wanger Twenty
28  Statement of Investments
    Wanger Foreign Forty
30  Portfolio Diversification
    Wanger Foreign Forty
32  Statements of Assets
    and Liabilities
33  Statements of Operations
34  Statements of Changes in
    Net Assets
36  Financial Highlights
    Wanger U.S. Smaller
    Companies
37  Financial Highlights
    Wanger International
    Small Cap
38  Financial Highlights
    Wanger Twenty
39  Financial Highlights
    Wanger Foreign Forty
40  Notes to Financial Statements

LIBERTY WANGER ASSET
MANAGEMENT, L.P. ("LIBERTY WAM")
IS ONE OF THE LEADING GLOBAL SMALL-
CAP EQUITY MANAGERS IN THE U.S.
WITH MORE THAN 30 YEARS OF SMALL-
CAP INVESTMENT EXPERIENCE. LIBERTY
WAM MANAGES MORE THAN $11.8
BILLION IN EQUITIES AND IS THE
INVESTMENT ADVISER TO WANGER
U.S. SMALLER COMPANIES, WANGER
INTERNATIONAL SMALL CAP, WANGER
TWENTY, WANGER FOREIGN FORTY AND
THE LIBERTY ACORN FAMILY OF FUNDS.

FOR MORE COMPLETE INFORMATION
ABOUT OUR FUNDS, INCLUDING THE
LIBERTY ACORN FUNDS, OUR FEES,
RISKS ASSOCIATED WITH INVESTING, OR
EXPENSES, CALL 1-800-4-WANGER
FOR A PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.
THIS REPORT IS NOT AN OFFER OF THE
SHARES OF THE LIBERTY ACORN
FUND FAMILY.

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                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------
Logo: Squirrel

ENERGY RESOURCES IN 2030

"I sell here, Sir, what all the world desires to have - Power."

This epigram was told to James Boswell (yes, Samuel Johnson's Boswell) by Matthew Boulton, British inventor and partner in the steam engine business with James Watt. Boulton's steam engine fired up the industrial revolution. The last 200 years has seen vast increases in energy use and dramatic changes in every category of power.

John Maynard Kenyes wrote an essay in 1930 based on a 100-year forecast of the future. We analyzed that forecast in the 2002 Annual Report. If we look at 2030 today, it is "only" a 27-year outlook so it might be practical to pick up on trends that could have investment significance. In this report, we consider the prospects for energy in 2030.

Today, energy sources are mainly fossil fuels. We get three-eighths of our energy from petroleum, one-fourth from natural gas, one-fourth coal, and one-eighth from all other sources (hydro, nuclear, and renewables such as solar and wind power). All of these sources are useful, and each has problems. For instance, petroleum, natural gas, and coal often have sulphur content that has to be removed before the fuel can be used. All three fuels produce carbon dioxide, a greenhouse gas believed to cause global warming. Hydro sites are rare, and spoil the ecology in a river basin. Nuclear power is in decline due to popular hostility. Solar and wind power only work intermittently. We must expand the 1% share of solar and wind power, but it is hard to project more than 8% of the total energy supply coming from renewables by 2030.

Energy sources are always in the wrong place, so energy has to be transported to where we want to use it. Electricity, for instance, is not an energy source (there are no electric mines) but is an excellent way to get coal or hydro energy transported to our houses. Fertilizer can be thought of as a way to transport energy (sourced from natural gas) delivered to farms. There is a lot of excitement today about using hydrogen to run fuel cells for automobiles and other uses. There are no hydrogen mines either, so hydrogen is an energy transport system rather than an energy source.

President Bush spent years in the oil industry, and I knew Secretary of Commerce Don Evans when he ran the Tom Brown oil company for 16 years. Why are these oilmen pushing hydrogen as a vehicle fuel? After all, gasoline is a great vehicle fuel, with high energy per cubic foot of gas tank, easily handled (you pump your own gas very nicely), and the infrastructure of pipelines, refineries, and filling stations is in place. It will cost hundreds of billions of dollars to switch to hydrogen fuel.

We are many years away from having hydrogen-powered fuel cells as automobile power. Fuel cells are still way too costly to be practical. Lots of research and development money and time will be needed to make fuel cell cars as cheap and reliable as the gas buggies we have now. Hydrogen is very hard to handle, because it is the smallest molecule in the universe. Hydrogen will leak through very small holes in pipes or tanks; leaks obviously waste fuel and create fire hazards. Storing hydrogen in a car means keeping it under very high pressure in a tank made largely out of carbon fiber. That kind of tank is expensive and subject to sudden rupture that would blow up the car. There are other alternatives for hydrogen storage (we own Millennium Cell1, a company that has a proprietary system for transporting hydrogen as sodium borohydride, a solid fuel) but these alternatives are not cost-effective at the present time.

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                               Wanger Advisors Trust      2003 Semiannual Report
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We see many stories claiming that hydrogen is a good fuel because it produces only water as a combustion product, and no carbon dioxide, a bad greenhouse gas. The authors of these stories, however, tend to skip over the fact that hydrogen, as explained above, is only an energy transport mechanism, not an energy source. Coal, oil, or gas would be burned to make the hydrogen, creating carbon dioxide at the hydrogen refinery. The only large-scale alternative to making hydrogen without fossil fuels would be to build more nuclear plants, and no one wants to go down that road at this time. Alternatives such as solar and wind aren't expected to be of sufficient scale to run the vehicle fuel system by 2030. What problem does the government foresee that creates a need for a whole new system for fuel refining and delivery?

I think that the administration wants hydrogen fuel-cell cars to be common by 2030 not to reduce carbon dioxide but for another reason; we won't have enough gasoline. By our target forecast date, 2030, the world petroleum industry will not be completely out of oil, but production levels will be dropping each year. The demand for oil, if unconstrained, is going to rise every year. Increased demand is expected to be slower in the United States, Europe and Japan (perhaps as low as 0.7% per year vs. 1.2% per year in the 1990s), but the rest of the world will want to use more oil at a growth rate of at least 2%. Think about 800 million Chinese and Indians entering the middle class and desiring cars and air conditioners. The demand for oil will be constrained, either by government rationing or by very high price.

The American geologist King Hubbert did studies in the 1950s showing that U.S. oil production would peak around 1970, and it did. The same math tells us that world oil production will peak too. Various experts pick different years; a few have guessed it will happen before 2010 but most energy experts think this is too pessimistic. The Hubbert's Peak advocates include lots of academics, ecologists, and bureaucrats, but they aren't the only ones who agree with his predictions. I have talked to experienced financial analysts who have followed the oil and gas industry for decades, and they believe that an oil production peak is going to occur before 2030.

Petroleum supplies will be augmented by other sources of liquid hydrocarbons. Natural gas liquids are important, and high-cost liquids (deep ocean floor oil, tar sands) are another. Including these, total available oil ever on the planet was about 2,500 to 3,000 billion barrels. If the total is around 2,700, the oil industry divides neatly; 900 billion barrels produced in all the years up to now, 900 billion barrels to be produced in the next 30 years, and 900 billion for all the future after that. By 2030, oil production will be no higher than it is today, despite the many more people who would like to use it. By 2050, oil will be very scarce, and much more valuable as a chemical raw material than as a fuel.

How about natural gas? There is a lot of gas in the world, but natural gas production has already gone into decline in the United States and Canada. We will start importing much bigger quantities of liquified natural gas, a lot from Russia. We need more gas, but world natural gas production is also likely to peak by 2030.

Can we discover enough new oil to extend the peak production year beyond 2020? Most experts think not. Oil exploration has been active the last few years, but we are using up 28 billion barrels per year and only finding 10 billion.

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                               Wanger Advisors Trust      2003 Semiannual Report
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CONSEQUENCES

After 2010, the sources of oil are likely to shift. Non-OPEC production has already peaked (USA, North Sea, Indonesia) or will soon. Even Russian oil, with all that prospective land in Siberia, appears to have peaked due to very bad field management during the Soviet era. The swing producers (that should be able to expand production in the 2010-2020 decade) are Saudi Arabia, Iraq, Iran, Kuwait, and United Arab Emirates. Whoever controls production from those five Persian Gulf countries will have enormous economic power. (This has nothing to do with the conflict in Iraq.)

The first oil reserves to be exploited are those with shallow fields that flow to the surface easily. As these fields are used up, we have to spend more money to develop deeper or less productive deposits. In other words, more capital is needed per barrel. Oil service companies will do well as agents to build capital-intensive production systems, such as deep-sea production.

We will make fuels out of tar sands in Canada and Venezuela. One can make gasoline out of coal or oil shale - at a hefty cost. All of these schemes to make oil from low-grade sources are much more like the mining business than the oil business.

The way civilized societies live has depended on the ever-increasing use of Power, in Boulton's sense. Changing the way we live is going to be a challenge. Houses being built now will still be in use in 2030. Airliners being built now will still be in the fleet in 2030. Will soaring energy prices make these houses and planes obsolete in the 2030s? Our fastest-growing cities, such as Phoenix and Las Vegas, are being built in the desert, requiring massive use of automobiles, airlines, and air conditioning to be livable. If gasoline becomes very expensive and almost unattainable, we have a lot of changes to make before the world of 2030. Can we maintain a high-tech society with economic growth but that uses less energy?

These potential crises are still 30 years away but our children and grandchildren will live in that world. Let's hope a new age industrial revolution emerges.


Photo of: RALPH WANGER

RALPH WANGER
Chief Investment Officer,
Liberty Wanger Asset Management, L.P.

--------------------------------------------------------------------------------

1 As of June 30, 2003, Millennium Cell was 0.02% of assets in Liberty Acorn
  Fund, a retail fund sold through financial advisors. Because the funds are actively managed, fund holdings will vary with changes in portfolio investments.

  The opinions expressed are those of the contributor and are subject to change. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass.

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                               Wanger Advisors Trust      2003 Semiannual Report
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FROM THE DESK OF CHUCK MCQUAID



Dear Shareholders,

I look forward to assuming the role of chief investment officer of Liberty Wanger Asset Management, L.P., when Ralph Wanger steps down on September 30, 2003.

My association with Ralph dates back to 1978. I remember reading one of Ralph's early shareholder reports, which featured a "vice vs. virtue" portfolio comparison. At that point I knew I was not working for an ordinary money manager and subsequently realized I had hitched my wagon to a star.

Be assured that as I take on this new responsibility not much will change. I'm in the fortunate position of being named head coach of an exceptional team with a winning record. Ralph Wanger created Liberty Wanger Asset Management's investment process more than three decades ago and it's worked time and again. Over the last 33 years, we've seen other highly rated, small-cap funds come and go. What sets us apart and has allowed us to succeed where others have failed is our team-oriented investment process. We don't just have one or two analysts or managers looking for winning stocks in a hot industry. That method may bring in assets for a while but may be doomed to fail when the market inevitably shifts. Instead, we have a team of analysts, each responsible for knowing the ins and outs of specific industries or international regions. Our senior analysts in effect run sub portfolios within their areas of expertise and have the authority to buy and sell stocks within our guidelines. Portfolio managers control industry, region and cash allocations and monitor all trades to confirm they are in line with our process and strategy.

In my role as chief investment officer, I will become directly responsible for our international investment team. Leah Zell steps down from this position at the end of September. I became more involved with the international management team at the beginning of the year as part of our succession planning. I spent considerable time studying the international stocks we hold across our international products. I liked what I found - stocks in growing, smaller companies that we can hold for a while. While we wonbe altering our approach to investing in international markets, we have already begun to fine-tune our research on earnings drivers for foreign stocks. Our nine-person international investment team works together to put the best stock ideas into our portfolios. Each of our international analysts speak several languages and has a first-hand understanding of the cultural, political and economic issues that color the diverse, international investment universe.

I would like to thank you for the confidence you have shown in Liberty Wanger Asset Management and assure you that, thanks to Ralph's genius and the firm's strong leadership, we will continue to operate using an investment process that has been successful over the long-term.

Photo of: CHARLES P. MCQUAID

CHARLES P. MCQUAID
Chief Investment Officer,
Liberty Wanger Asset Management, L.P.,
effective October 1, 2003

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                               Wanger Advisors Trust      2003 Semiannual Report
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Logo: Squirrel


PERFORMANCE REVIEW     WANGER U.S. SMALLER COMPANIES

Wanger U.S. Smaller Companies was up 16.75% for the semiannual period. This compares to a 17.88% six-month return for the Russell 2000.

Western Wireless was the Fund's top-performer for the six months. Up over 117%, this rural cellular service provider is adding new subscribers at a fast pace and is operating with positive free cash flow, a rarity in the cellular business. Technology winners included software companies Micros Systems and Kronos, and Integrated Circuit Systems, a manufacturer of silicon timing devices used in computers. In our current economic environment, 10% revenue growth for a technology stock is considered to be very strong and Kronos and Integrated Circuit Systems are both growing at better than a 10% rate.

Navigant Consulting, an independent litigation and management-consulting firm, also was strong over the period, up 101%. Navigant benefited from an increase in the consulting services needed by companies facing more stringent regulatory requirements, and from accounting and auditing firms being forced to exit the consulting business. Boosted by the strong performance of companies expected to benefit from economic growth, loan provider World Acceptance increased 114% during the six-month period.

Women's fashion retailer Christopher & Banks also provided strong year-to-date returns. Up 78%, the market responded favorably to continued strong sales within this growing franchise.

Despite mixed signals on the economy, the perception that a recovery is imminent fueled a rally late in the period of more speculative names. We are pleased that we posted competitive returns vs. the benchmark without having a portfolio loaded with fundamentally questionable stocks. Our stocks have real earnings or fill a niche that we believe is primed for future success. The majority of the companies in Wanger U.S. Smaller Companies' portfolio have been generating real value even during the downturn of the last three years.


Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 6/30/03, the Fund's positions in the holdings mentioned were: Western Wireless, 2.1%; Micros Systems, 2.5%; Kronos, 3.8%; Integrated Circuit Systems, 0.7%; Navigant Consulting, 1.2%; World Acceptance, 0.7%; Christopher & Banks, 1.1%.

Photo of: ROBERT A. MOHN

ROBERT A. MOHN
Portfolio Manager

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                               Wanger Advisors Trust      2003 Semiannual Report
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VALUE OF A $10,000 INVESTMENT IN
WANGER U.S. SMALLER COMPANIES*

TOTAL RETURN FOR EACH PERIOD
MAY 3, 1995 THROUGH JUNE 30, 2003

         AVERAGE ANNUAL TOTAL RETURN
  -----------------------------------------
  1 Year    3 Years   5 Years  Life of fund
   3.35%     5.17%     3.22%      14.28%

LINE CHART:
                   WANGER U.S.
            SMALLER COMPANIES:          Russell 2000:
5/3/95                 $ 10000                $ 10000
                          9870                10179.4
6/30/95                  10770                10707.5
                         11560                11324.3
                         11940                11558.6
                         12060                  11765
                         11380                11238.8
                         11640                  11711
                         11600                12019.9
                         11950                12007.1
                         12580                12381.3
                       13296.8                12633.3
                       14689.6                13308.8
                       15471.1                13833.3
6/30/96                15350.9                13265.3
                       14529.2                12106.6
                       15090.4                12809.4
                       15791.8                13310.1
                         15902                  13105
                       16423.1                  13645
                       17004.2                14002.6
                       17475.2                14282.4
                       16994.2                13936.1
                       16365.5                13278.5
                       16355.3                13315.5
                       17985.7                14796.9
6/30/97                19093.1                  15431
                       20200.6                16149.1
                         20703                16518.6
                       22394.9                17727.7
                         21995                16948.9
                       21892.5                16839.2
                       22005.3                  17134
                       21554.1                16863.6
                       23379.3                18110.6
                       24865.1                18857.5
                       25803.2                18961.8
                       24886.7                17940.6
6/30/98                25361.1                17978.3
                       23959.3                16522.9
                       20357.9                13314.5
                       20875.5                14356.5
                       21597.9                  14942
                       22600.7                15724.8
                       23916.2                16697.8
                       23452.6                16919.8
                       22223.3                15549.3
                       22387.9                15792.1
                       24320.6                17207.2
                       25004.8                17458.6
6/30/99                26374.5                  18248
                         27216                17747.3
                       25677.3                17090.5
                       25388.8                17094.2
                       26939.5                17163.5
                       28201.8                18188.3
                       29908.8                20247.2
                         28911                  19922
                         30029                23211.9
                       29076.9                21681.5
                       26163.7                20376.8
                       24858.3                19189.2
6/30/00                25545.4                  20862
                       25174.3                20190.8
                       26672.2                21731.4
                       26740.9                21092.7
                       26768.4                20151.1
                       25146.9                18082.6
                       27469.2                19635.5
                       27936.4                20657.8
                       27469.2                19302.4
                       26306.2                18358.2
                       29276.5                19794.3
                       30472.8                20280.9
6/30/01                31669.2                20981.2
                       31710.5                19845.5
                       30307.8                19204.5
                       26567.5                16619.3
                       27213.8                17591.9
                       28987.7                18953.8
                       30596.6                20123.7
                       30527.8                19914.4
                         29634                19368.6
                       32219.2                20925.3
                       32246.8                  21116
                       30651.6                20178.8
6/30/02                28753.9                19177.6
                       25027.3                16281.2
                       24958.6                16239.7
                       23225.9                15073.5
                         24546                15556.8
                       26498.7                16945.1
                       25453.6                16001.6
                       24958.6                15558.8
                         24601                15088.6
                       24669.8                15282.9
                         26815                  16732
                       29125.2                18527.6
6/30/03                29716.5                18862.9


This graph compares the results of $10,000 invested in Wanger U.S. Smaller Companies on May 3,1995 (the date the Fund began operations) through June 30, 2003 with the Russell 2000. Dividends and capital gains are reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger U.S. Smaller Companies is a diversified fund that invests primarily in the stocks of small- and medium-size U.S. companies. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

=========================================================
RESULTS AS OF JUNE 30, 2003

                      2nd quarter   Year to date   1 year
WANGER U.S.
SMALLER COMPANIES         20.46%       16.75%       3.35%
Russell 2000              23.42        17.88       -1.64
S&P MidCap 400            17.63        12.41       -0.71
S&P 500                   15.39        11.76        0.25

N.A.V. AS OF 06/30/03: $21.61

*Wanger U.S. Small Cap was renamed Wanger U.S. Smaller Companies on May 1, 2002.

The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving a mainly small company index. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.

=========================================================
TOP 5 INDUSTRIES
As a % of net assets, as of 06/30/03
Information                                         35.0%
Health Care                                         15.9
Consumer Goods/Services                             15.3
Finance                                             11.6
Energy/Minerals                                      6.0


=========================================================
TOP 10 HOLDINGS
As a % of net assets, as of 06/30/03

1. ITT Educational
Services                                4.8%
Post-secondary Degree
Programs

2. Lincare Holdings                     4.6%
Home Health Care Services

3. First Health Group                   4.2%
PPO Network

4. Kronos                               3.8%
Labor Management Solutions

5. Commonwealth
Telephone                               2.7%
Rural Phone Franchises & CLEC

6. Micros Systems                       2.5%
Information Systems for
Restaurants & Hotels

7. Western Wireless                     2.1%
Rural Cellular
Phone Services

8. JDA Software Group                   2.0%
Applications/Software &
Services for Retailers

9. Steven Madden                        1.8%
Wholesaler/Retailer of
Fashion Footwear

10. Equitable Resources                 1.8%
Natural Gas Utility
& Producer


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                               Wanger Advisors Trust      2003 Semiannual Report
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Logo: Squirrel

PERFORMANCE REVIEW    WANGER INTERNATIONAL SMALL CAP

Wanger International Small Cap soared 22.35% in the three months from March through June and, year-to-date, is up 14.30%. These numbers compare to a 23.19% quarterly return and a 17.80% year-to-date gain for the Citigroup EMI Global ex-U.S. Index. So far in 2003, international small caps have outperformed international large-cap stocks. The large-cap oriented MSCI EAFE Index was up 19.27% for the quarter and just 9.47% for the six months.

Several trends have converged to drive stock prices higher globally in 2003. The quick end to the war in Iraq, accompanied by a drop in oil prices, lowered the perceived risk in owning equities. Simultaneously, the Federal Reserve Bank and central banks elsewhere dropped interest rates to record levels in order to pump liquidity into the world financial system. With equities deeply oversold by mid-March, the strong stimulus sparked a powerful rally in share prices from April through the end of June.

At the company level, we have not seen a convincing improvement in general fundamentals as of yet but sentiment has clearly turned more positive. Several of our holdings, such as Sky City Entertainment in New Zealand, have announced large share buybacks. At the end of June, Perbio Science of Sweden received a takeover offer from U.S.-based Fisher Scientific. After the period end, another of our names, JCG Holdings in Hong Kong, announced it is in talks to go private. This flurry of corporate activity is in sharp contrast to the subdued environment of the last three years.

Our core strategy of owning companies with solid business models at reasonable prices remains in place. The appreciation of the euro against the dollar has tilted our geographic weighting temporarily toward Europe, but we are finding what we believe to be many good opportunities in Asia to redress the balance. Favored Asian themes include domestic demand-driven stories. In Europe, we are overweighted in companies that have the potential to benefit from regulatory change, such as Rhoen-Klinikum (beneficiary of German health care privatization) and Tomra Systems of Norway (developer of reverse vending machines for returnable beverage containers).

Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 6/30/03 the Fund's positions in the holdings mentioned were: Sky City Entertainment, 0.6%; Perbio Science, 1.1%; Fisher Scientific, 0.0%; JCG Holdings, 0.5%; Rhoen-Klinikum, 0.8%; Tomra Systems, 0.4%

Photos of: TODD M. NARTER AND CHRISTOPHER J. OLSON

TODD M. NARTER
Co-Portfolio Manager

CHRISTOPHER J. OLSON
Co-Portfolio Manager

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER INTERNATIONAL SMALL CAP

TOTAL RETURN FOR EACH PERIOD
MAY 3, 1995 THROUGH JUNE 30, 2003

         AVERAGE ANNUAL TOTAL RETURN
  -----------------------------------------
   1 Year   3 Years   5 Years Life of fund
   -6.72%   -16.72%    3.78%     12.30%

LINE CHART:
          WANGER INTERNATIONAL          Citigroup EMI
                    SMALL CAP:        Global ex-U.S.:
5/3/95                 $ 10000                $ 10000
                         10790                  10000
6/30/95                  10970                9889.52
                         11910                10443.6
                         12290                10196.5
                         12910                10265.1
                         12700                9958.24
                         12660                  10044
                         13450                10421.5
                         14260                10667.4
                         15170                  10792
                       15499.1                11019.5
                         16251                11587.8
                       16782.4                  11497
6/30/96                17183.4                11491.6
                       16722.2                11045.5
                         17023                11155.1
                         17023                11217.3
                       17183.4                11145.9
                       17704.7                11338.3
                       17754.8                11051.5
                       18246.1                10892.4
                       18687.2                11111.1
                       18357.5                  10973
                       18203.6                  10824
                       18983.4                11462.3
6/30/97                19568.3                11753.3
                         19558                11639.9
                       18460.1                11130.5
                       19363.1                11308.5
                       18388.3                10760.2
                       17967.5                10261.7
                       17495.5                10048.2
                         18142                10363.6
                       19588.8                11147.3
                       21306.5                11686.3
                       21866.7                11780.8
                       21887.4                11880.9
6/30/98                21410.2                11462.2
                         21099                11389.7
                       17904.1                9892.94
                       17437.3                9673.65
                       18101.2                10340.2
                       19605.3                10696.5
                       20352.2                10923.1
                       20694.5                  10847
                         20570                10643.8
                       21564.1                11104.9
                       23399.8                11782.2
                       23726.9                11492.6
6/30/99                25404.3                11939.7
                       27556.5                12324.9
                         28928                12541.8
                       29265.6                12484.8
                       30088.5                12370.9
                       36175.8                12815.9
                       46071.7                13688.2
                       46799.6                13427.3
                       56294.6                13943.9
                       54788.8                14005.8
                       46480.7                13086.1
                       42600.5                12812.5
6/30/00                  44628                13590.7
                         43055                13140.4
                       45583.5                13516.6
                         41179                12822.6
                       36797.7                12046.8
                       33453.5                11515.9
                       33243.8                  11966
                       34910.1                12188.8
                       32556.3                11715.2
                       29861.7                10807.9
                       30388.6                11515.3
                       31170.4                11492.1
6/30/01                29742.8                11102.3
                       28026.2                10776.7
                       27907.2                10747.1
                       23692.2                9347.86
                         24780                9727.68
                       25748.7                10127.6
                       26173.6                  10211
                       25714.8                10026.1
                       25357.8                10193.9
                       27006.4                10858.1
                       28179.2                11084.2
                       28485.1                11438.9
6/30/02                27635.3                10992.8
                         24729                10053.2
                       23743.2                9992.95
                       21142.9                9070.53
                       21414.8                9275.51
                       22332.6                9622.17
                       22553.5                9507.62
                       22298.6                9347.86
                       21533.8                9181.06
                       21069.1                9091.63
                       22979.8                9948.74
                       24941.8                10796.8
6/30/03                25777.7                11199.7


This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3,1995 (the date the Fund began operations) through June 30, 2003 with the Citigroup EMIGlobal ex US. Dividends and capital gains are reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger International Small Cap is a diversified fund that invests primarily in the stocks of non-U.S. companies with capitalizations of less than $2 billion. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information and currency exchange rate fluctuations.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

==============================================================
RESULTS AS OF JUNE 30, 2003

                             2nd quarter  Year to date  1 year
WANGER INTERNATIONAL
  SMALL CAP                     22.35%       14.30%     -6.72%
Citigroup EMI Global ex-U.S.    23.19        17.80       1.88
MSCI EAFE                       19.27         9.47      -6.46
Lipper International
  Small Cap Funds Index         23.77        18.39       1.94

N.A.V. AS OF 06/30/03: $15.11

The Citigroup EMI Global ex-U.S. is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Small Cap Funds Index is made up of the 10 largest non-U.S. funds investing in small-cap companies. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.

==============================================================
TOP 5 COUNTRIES
As a % of net assets, as of 06/30/03
United Kingdom                                           15.2%
Japan                                                     8.9
Canada                                                    7.3
Germany                                                   7.1
Hong Kong                                                 6.6

==============================================================
TOP 10 HOLDINGS
As a % of net assets, as of 06/30/03

1. Amplifon                         1.8%
Hearing Aid Retailer - Italy

2. AltaGas Services                 1.6%
Natural Gas Gatherer &
Processor - Canada

3. Bacou-Dalloz                     1.6%
Safety Equipment - France

4. Central European
Distribution                        1.4%
Spirits & Wine
Distribution - Poland

5. Anglo Irish Bank                 1.4%
Corporate Lending &
Private Banking - Ireland

6. Zapf Creation                    1.3%
Toy Manufacturer - Germany

7. Patheon                          1.3%
Pharmaceuticals - Canada

8. Hit Entertainment                1.3%
Children's Television
Shows - United Kingdom

9. Arnotts                          1.3%
Department Store - Ireland

10. Hexagon                         1.2%
Diversified
Engineering - Sweden

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

Logo: Squirrel

PERFORMANCE REVIEW     WANGER TWENTY

Wanger Twenty gained 16.63% for the six-month period, outperforming the 12.41% return for the S&P MidCap 400 Index and the S&P 500's 11.76% gain.

The best performing stock for the six months was Guidant, up 41.9%. We purchased Guidant late last year to replace Boston Scientific, which we sold at the beginning of this reporting period. Like Boston Scientific, Guidant is a major player in the cardiac medical device industry. We believe Guidant offers a solid core business at a discounted valuation. Synopsys, which makes software for the design of semiconductor chips, gained 34.3%, boosted by strong earnings and a positive future outlook. We believe both stocks have the potential to increase further so we are holding the Fund's positions.

On the losing side, fashion retailer Jones Apparel fell 22.2% following the announcement of the potential loss of an important licensee, Ralph Lauren. We opted to sell the Fund's position. Long-time holding Harley-Davidson was also off in the first half of 2003. The stock declined 13.7% in Wanger Twenty due, in part, to disappointing sales of its new V-Rod. We took advantage of the dip, adding to the Fund's position.

Looking forward, we continue to like Wanger Twenty's prospects given our stocks' reasonable valuations combined with what we believe to be the exceptional business characteristics of the Fund's portfolio companies. We believe our approach will continue to provide above-average returns with below-average risk over a long-term investment horizon.

Wanger Twenty is a non-diversified fund. The performance of each of its holdings will have a greater impact on the Fund's total return, and may make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies.

As of 6/30/03, the Fund's positions in the holdings mentioned were: Guidant, 7.8%; Boston Scientific, 0.0%; Synopsys, 6.0%; Jones Apparel, 0.0%; Harley-Davidson, 3.5%.

Photo of: JOHN H. PARK

JOHN H. PARK
Portfolio Manager

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER TWENTY

TOTAL RETURN FOR THE PERIOD
FEBRUARY 1, 1999 THROUGH JUNE 30, 2003

     AVERAGE ANNUAL TOTAL RETURN
  --------------------------------
   1 Year   3 Years  Life of fund
   13.59%   7.72%      13.20%


LINE CHART:

                WANGER TWENTY:        S&P MidCap 400:
2/1/99                 $ 10000                $ 10000
                          9750                9476.42
                         10530                9741.15
                         12150                10509.5
                         12220                10555.1
6/30/99                  12530                11120.2
                         12510                10883.9
                         11420                10510.9
                         11410                10186.3
                         12250                10705.4
                         12510                11267.2
                         13430                11936.9
                         13090                11600.7
                         13100                12412.6
                       13696.7                13451.5
                       13049.5                12981.8
                       12694.5                12819.8
6/30/00                  13822                13008.1
                       13404.4                13213.6
                       14782.4                14688.9
                       15064.3                14588.3
                       15126.9                14093.6
                       13748.9                13029.8
                       14698.9                14026.6
                       15231.3                  14339
                       14312.6                13520.7
                       13790.7                12515.5
                       14761.5                13896.1
                         15555                14219.7
6/30/01                15220.9                14162.3
                       15053.9                13951.4
                       14427.5                  13495
                       13592.3                11816.4
                       13895.1                12339.1
                       15387.9                  13257
                       16035.2                13941.9
                       15763.8                13869.5
                       15398.4                13886.5
                       15920.3                14879.2
                       15043.4                14809.6
                       15481.9                14559.9
6/30/02                15210.5                13494.2
                       14302.2                12187.1
                       14698.9                12248.4
                       13978.6                11261.6
                       14813.8                11749.6
                       15450.6                12429.3
                       14813.8                11918.6
                       14709.4                11570.2
                       14751.1                11294.7
                       15022.5                11389.9
                         15889                12216.9
                       16786.8                13229.3
6/30/03                17277.5                  13398

This graph compares the results of $10,000 invested in Wanger Twenty on February 1, 1999 (the date the Fund began operations) through June 30, 2003, to the S&P MidCap 400 Index, with dividends and capital gains reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Part of the performance shown is due to the Fund's purchase of securities in IPOs. The impact of IPO purchases declines as a Fund grows large. Wanger Twenty is a non-diversified fund that invests primarily in the stocks of medium- to larger-size U.S. companies. Each stock may represent a significant part of its overall portfolio. The performance of each of these larger holdings will have a greater impact on Wanger Twenty's total return and may make the fund's returns more volatile than a more diversified fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

==============================================================
RESULTS AS OF JUNE 30, 2003

                      2nd quarter   Year to date   1 year
WANGER TWENTY             15.01%       16.63%      13.59%
S&P MidCap 400            17.63        12.41       -0.71
S&P 500                   15.39        11.76        0.25
Lipper Mid-Cap Growth
  Funds Index             17.68        15.78        0.22

N.A.V. AS OF 06/30/03: $16.55

The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. The Lipper Mid-Cap Growth Funds Index measures the performance of the 30 largest mid-cap growth funds tracked by Lipper. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.

==============================================================
TOP 5 INDUSTRIES
As a % of net assets, as of 06/30/03
Information                                              27.8%
Consumer Goods/Services                                  25.4
Health Care                                              22.6
Finance                                                  13.7
Industrial Goods/Services                                 4.6

==============================================================
TOP 10 HOLDINGS
As a % of net assets, as of 06/30/03

1. First Health Group                   9.6%
PPO Network

2. Guidant                              7.8%
Stents, Defibrillators &
Other Cardiac Medical Devices

3. Synopsys                             6.0%
Software for Designing
Semiconductor Chips

4. Interpublic Group                    5.2%
Advertising

5. Markel                               4.8%
Specialty Insurance

6. Expeditors International
of Washington                           4.6%
International Freight Forwarder

7. International Game                   4.4%
Technology Slot Machines & Progressive
Jackpots

8. Electronic Arts                      4.0%
Entertainment Software

9. Moody's                              3.9%
Ratings Service for Credit
Obligations

10. Herman Miller                       3.9%
Office Furniture

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------
Logo: Squirrel

PERFORMANCE REVIEW     WANGER FOREIGN FORTY

Wanger Foreign Forty rose 19.58% for the most recent quarter, performing better than the MSCI EAFE and slightly worse than its Citigroup benchmark. The MSCI EAFE Index rose 19.27% and the Citigroup World ex-U.S. Cap Range $2-10B rose 19.97%. The markets have rebounded strongly for the quarter and year so far and the Fund has performed roughly in-line. Year-to-date, Wanger Foreign Forty is up 10.08% vs. 9.47% for the MSCI EAFE Index and 12.81% for the Fund's benchmark.

Germany was one of the best-performing developed markets in the latest quarter and, for the first half of the year, the average German stock in the benchmark rose 21%. We were not only overweighted in Germany, but our German stocks have performed better than the strong German market. Rhoen-Klinikum, a hospital management company that is one of the Fund's largest holdings, has rebounded nicely from a weak first quarter in which we saw the share price slide 6.5%. In the second quarter, the shares were up 32%. For the first half of the year, Rhoen-Klinikum is up 24%. Deutsche Boerse, the German stock exchange, has benefited from the strong stock market and was up 32% for the first half of the year.

In France, Neopost, the world's second largest supplier of postage meter machines, was up 32% for the six months. We believe high barriers to entry, a consolidating industry and huge recurring revenues - 60% of sales - make Neopost very attractive.

On the downside, the Fund's weakest performing holdings so far this year have been based in Japan. Orix, a financial services firm that provides loans, insurance and banking services throughout the world, was down 30% year-to-date. Oriental Land, a Disney Theme park operator in Tokyo, continued to suffer from the impact of bad weather and light foot traffic into the park. The shares were off 28% in the first half of 2003. Both of these stocks were sold out of the Fund.

Wanger Foreign Forty has been underweight in Japan vs. the benchmark for quite some time. So far, we have been right to be underweight, as Japan has been in a bear market for the last 10 years. We have not seen a positive change in the Japanese economic outlook, and we believe better ideas have been found elsewhere.

As of 2/1/02 Wanger Foreign Forty became a diversified fund. Prior to that, Wanger Foreign Forty was a non-diversified fund, meaning that the performance of its holdings would have a greater impact on its total return, and may make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 6/30/03, the Fund's positions in the holdings mentioned were:
Rhoen-Klinikum, 3.1%; Deutsche Boerse, 2.5%; Neopost, 2.7%; Orix, 0.0%; Oriental Land, 0.0%.

Photos of: TODD M. NARTER AND CHRISTOPHER J. OLSON


TODD M. NARTER
Co-Portfolio Manager

CHRISTOPHER J. OLSON
Co-Portfolio Manager

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER FOREIGN FORTY

TOTAL RETURN FOR THE PERIOD
FEBRUARY 1, 1999 THROUGH JUNE 30, 2003

      AVERAGE ANNUAL TOTAL RETURN
  -----------------------------------
    1 Year   3 Years   Life of fund
    -4.04%   -15.04%       4.97%

Line Chart:
                              WANGER                 Citigroup World ex-U.S.
                              FOREIGN FORTY:         Cap Range $2-10B:
2/1/99                      $ 10000                $ 10000
                              10020                   9749.77
                              10190                  10135.2
                              10620                  10700.9
                              10480                  10249.1
6/30/99                       11350                  10623.5
                              11650                  11020.5
                              11800                  11144.4
                              11650                  11183.3
                              12160                  11188.5
                              14530                  11507.9
                              18390                  12387.9
                              17890                  11789.1
                              21580                  11940.8
                              20853                  12298.7
                              20915.8                11806
                              19303.7                11615.9
6/30/00                       20193.5                12231.9
                              19816.6                11836.4
                              20863.4                12208.1
                              19827.1                11802.4
                              19356                  11436.7
                              17042.5                11096.1
                              18099.8                11637.7
                              18884.9                11579.9
                              16812.2                11159.3
                              14664.2                10288.7
                              15748.3                11048.3
                              15702.7                10953.9
6/30/01                       15052.2                10668.9
                              14333.2                10401.2
                              14082.2                10306.9
                              11811.2                9109.73
                              12404.6                9475.62
                              12941                  9814.29
                              13283.4                9835.46
                              12655.7                9545.09
                              12495.9                9690.43
                              12918.2                10244.8
                              13237.7                10432.4
                              13351.8                10763.9
6/30/02                       12906.8                10390.2
                              11537.3                9459.68
                              11731.3                9437.26
                              10864                  8592.87
                              10898.3                8746.3
                              11217.8                9191.66
                              11252                  8932.62
                              10704.3                8708.44
                              10270.6                8545.54
                              10357.9                8399.58
                              11343.3                9141.85
                              12317.2                9797.43
6/30/03                       12386                  10076.9



This graph compares the results of $10,000 invested in Wanger Foreign Forty on February 1, 1999 (the date the Fund began operations) through June 30, 2003, to the Citigroup World ex-U.S. Cap Range $2-10B Index, with dividends and capital gains reinvested. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger Foreign Forty is a diversified fund that invests in the stocks of medium- to larger-size companies with market capitalizations of $2 to $25 billion. Prior to 2/1/02, Wanger Foreign Forty was a non-diversified fund, meaning that the performance of its holdings would have a greater impact on Wanger Foreign Forty's total return and may make the fund's returns more volatile than a more diversified international fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

==============================================================
RESULTS AS OF JUNE 30, 2003

                       2nd quarter   Year to date    1 year
WANGER FOREIGN FORTY      19.58%         10.08%      -4.04%
Citigroup World ex-U.S.
  Cap Range $2-10B        19.97          12.81       -3.02
MSCI EAFE                 19.27           9.47       -6.46
Lipper International
  Funds Index             19.72           9.18       -6.40

N.A.V. AS OF 06/30/03: $10.81

The Citigroup World ex-U.S. Cap Range $2-10B is a subset of the broad market, selected by the index sponsor, representing the mid-cap developed market, excluding the U.S. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, a widely recognized international benchmark that comprises 20 major markets in Europe, Australia and the Far East. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Funds Index is made up of the 30 largest non-U.S. funds. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.

Performance numbers reflect all Fund expenses but do not include any insurance charge imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Portfolio holdings will vary in the future.

==============================================================
TOP 5 COUNTRIES
As a % of net assets, as of 06/30/03

United Kingdom                                           19.2%
Ireland                                                  13.8
Canada                                                    8.7
Switzerland                                               8.3
Japan                                                     8.3

==============================================================
TOP 10 HOLDINGS
As a % of net assets, as of 06/30/03

1. Talisman Energy              4.6%
Oil & Gas Producer - Canada

2. Anglo Irish Bank             4.4%
Corporate Lending &
Private Banking - Ireland

3. Kerry Group                  3.8%
Specialty Food Ingredient
Company - Ireland

4. Synthes Stratec              3.6%
Products for Orthopedic
Surgery - Switzerland

5. Rhoen-Klinikum               3.1%
Hospital Management - Germany

6. Depfa Bank                   2.9%
International Public Sector
Finance - Ireland

7. Compass Group                2.9%
International Concession &
Contract Caterer - United Kingdom

8. Neopost                      2.7%
Postage Meter Machines -
France

9. Lion Nathan                  2.7%
Beer Brewer/Distributor
- Australia

10. Corus Entertainment         2.6%
CATV Programming & Radio
Stations - Canada

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

           COMMON STOCKS-91.4%

           INFORMATION-35.0%
-----------------------------------------------------------------
           TELEVISION PROGRAMMING-1.3%

  620,000  Mediacom Communications (b)                 $6,119,400
           Cable Television Franchises

  138,500  Gray Television                              1,717,400
           Mid Market Affiliated TV Stations

-----------------------------------------------------------------
                                                        7,836,800

-----------------------------------------------------------------
           RADIO-2.1%

  395,900  Salem Communications (b)                     7,922,355
           Radio Stations for Religious Programming

  130,900  Saga Communications (b)                      2,546,005
           Radio Stations in Small & Mid-sized Cities

  110,000  Cumulus Media, Cl. A (b)                     2,082,300
           Radio Stations in Small Cities

-----------------------------------------------------------------
                                                       12,550,660

-----------------------------------------------------------------
           TELECOMMUNICATIONS/WIRELINE COMMUNICATIONS-2.7%

  356,300  Commonwealth Telephone (b)                  15,666,511
           Rural Phone Franchises & CLEC

-----------------------------------------------------------------
           MOBILE COMMUNICATIONS-3.8%

1,057,000  Western Wireless (b)                        12,187,210
           Rural Cellular Phone Services

   86,000  Telephone & Data Systems                     4,274,200
           Cellular & Telephone Services

  415,000  Crown Castle International (b)               3,224,550
           Communication Towers in USA & UK

  351,750  COMARCO (b)(c)                               2,497,425
           Wireless Network Testing

-----------------------------------------------------------------
                                                       22,183,385

-----------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT-0.6%

  837,800  Aspect Telecommunications (b)                3,242,286
           Call Center Equipment

-----------------------------------------------------------------
           BUSINESS INFORMATION/MARKETING SERVICES/
           MARKETING-3.3%

  580,000  Navigant Consulting (b)                      6,873,000
           Consulting Firm

  153,700  Getty Images (b)                             6,347,810
           Photographs for Publications & Electronic Media


-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           BUSINESS INFORMATION/MARKETING SERVICES/
           MARKETING-3.3% (CONT)

  192,900  Information Holdings (b)                    $3,520,425
           Scientific & Medical Publications,
           Patent Information

  200,000  InfoUSA (b)                                  1,620,000
           Business Data for Sales Leads

  125,000  Rainbow Technologies (b)                     1,051,250
           Computer Network Security Products

-----------------------------------------------------------------
                                                       19,412,485

-----------------------------------------------------------------
           BUSINESS/CONSUMER SOFTWARE-12.8%

  438,550  Kronos (b)                                  22,282,726
           Labor Management Solutions

  442,900  Micros Systems (b)                          14,606,842
           Information Systems for
           Restaurants & Hotels

1,030,000  JDA Software Group (b)                      11,525,700
           Applications/Software & Services for Retailers

  425,000  JD Edwards (b)                               6,090,250
           Mid Market ERP & Supply Chain Software

  515,000  Mapics (b)                                   4,223,000
           Mid Market ERP Software

1,320,000  Novell (b)                                   4,065,600
           Directory, Identity Management &
           Authorization Software

  429,800  MRO Software (b)                             3,709,174
           Enterprise Management Software

  480,000  E.Piphany (b)                                2,452,800
           CRM Software

  121,800  Group 1 Software (b)                         2,249,646
           Address Verification Software

   90,000  SPSS (b)                                     1,506,600
           Statistical Analysis Software

  102,000  Activision (b)                               1,317,840
           Entertainment Software

   72,500  THQ (b)                                      1,305,000
           Entertainment Software

-----------------------------------------------------------------
                                                       75,335,178

-----------------------------------------------------------------
           TRANSACTION PROCESSORS-2.0%

  273,440  Global Payments                              9,707,120
           Credit Card Processor

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           TRANSACTION PROCESSORS-2.0% (CONT)

  206,000  Euronet Worldwide (b)                       $2,226,860
           ATM Processor

-----------------------------------------------------------------
                                                       11,933,980

-----------------------------------------------------------------
           COMPUTER HARDWARE/RELATED SYSTEMS-1.6%

  415,800  Seachange International (b)                  3,966,732
           Systems for Video on Demand & Ad Insertion

   31,600  Zebra Technologies (b)                       2,376,004
           Bar Code Printing Hardware,
           Supplies & Software

   40,000  Rogers (b)                                   1,332,000
           PCB Laminates & High Performance Foams

   35,000  Applied Films (b)                              905,800
           Thin-Film Glass Coating Equipment

  301,205  SensAble Technologies (b)                      698,796
           Sensory Devices for Computer Based Sculpting

-----------------------------------------------------------------
                                                        9,279,332

-----------------------------------------------------------------
           CONTRACT MANUFACTURING-0.4%

  220,000  Plexus (b)                                   2,536,600
           Electronic Manufacturing Services

-----------------------------------------------------------------
           SEMICONDUCTORS/RELATED EQUIPMENT-1.3%

  135,000  Integrated Circuit Systems (b)               4,243,050
           Silicon Timing Devices

   70,000  LittelFuse (b)                               1,565,200
           Little Fuses

   68,600  Microsemi (b)                                1,097,600
           Analog/Mixed Signal Semiconductors

   95,900  IXYS (b)                                       764,323
           Power Semiconductors

-----------------------------------------------------------------
                                                        7,670,173

-----------------------------------------------------------------
           INSTRUMENTATION-1.4%

  288,000  Tektronix (b)                                6,220,800
           Analytical Instruments

   60,000  Trimble Navigation (b)                       1,375,800
           GPS-Based Instruments

   25,000  Mettler Toledo (b)                             916,250
           Laboratory Equipment

-----------------------------------------------------------------
                                                        8,512,850


-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           COMPUTER SERVICES-1.7%

  753,000  RCM Technologies (b)(c)                     $2,936,700
           Technology Staffing Services

  137,000  American Management Systems (b)              1,956,360
           Software Development Services

  170,000  Pomeroy Computer Resources (b)               1,880,200
           Network Integration Services

  670,000  AnswerThink Consulting (b)                   1,293,100
           IT Integrator for Fortune 2000

  149,700  Ciber (b)                                    1,050,894
           Software Services & Staffing

  256,600  Analysts International (b)                     639,447
           Technology Staffing Services

-----------------------------------------------------------------
                                                        9,756,701

-----------------------------------------------------------------
           INFORMATION-TOTAL                          205,916,941

           HEALTH CARE-15.9%
-----------------------------------------------------------------
           BIOTECHNOLOGY/DRUG DELIVERY-1.9%

  540,000  Nektar Therapeutics (b)                      4,984,200
           Pulmonary Drug Delivery

  278,000  Enzon (b)                                    3,480,560
           Polymer Delivery Technology for Improved Drugs

  250,000  Locus Discovery, Series D. Pfd. (b)          1,000,000
           High Throughput Rational Drug Design

   90,000  Applera Celera Genomics (b)                    928,800
           Diagnostics & Drug Development

   42,000  Myriad Genetics (b)                            571,620
           Gene Discovery & Diagnostic Products

  154,231  SYRRX, Series C (b)                            348,562
           X-ray Crystallography

-----------------------------------------------------------------
                                                       11,313,742

-----------------------------------------------------------------
           MEDICAL EQUIPMENT-3.2%

  219,000  Edwards Lifesciences (b)                     7,038,660
           Heart Valves

  136,000  Orthofix International (b)                   4,452,640
           Bone Fixation & Stimulation Devices

  213,600  Visx (b)                                     3,705,960
           Laser Eye Surgery

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           MEDICAL EQUIPMENT-3.2% (CONT)

  338,000  Novost (b)                                  $2,028,000
           Radiation Catheters for In-Stent Restenosis

   30,000  Diagnostic Products                          1,231,500
           Immunodiagnostic Kits

   25,000  Viasys Healthcare (b)                          517,500
           Respiratory & Neurology Medical Equipment

-----------------------------------------------------------------
                                                       18,974,260

-----------------------------------------------------------------
           MEDICAL SUPPLIES-0.6%

  100,700  Techne (b)                                   3,055,238
           Cytokines, Antibodies, Other Reagents
           For Life Sciences

-----------------------------------------------------------------
           SERVICES-10.2%

  866,000  Lincare Holdings (b)                        27,287,660
           Home Health Care Services

  903,000  First Health Group (b)                      24,922,800
           PPO Network

  381,300  NDCHealth Group                              6,996,855
           Health Claims Processing & Drug
           Marketing Services

   44,000  Medquist (b)                                   890,560
           Medical Transcription Services

-----------------------------------------------------------------
                                                       60,097,875

-----------------------------------------------------------------
           HEALTH CARE-TOTAL                           93,441,115

           CONSUMER GOODS/SERVICES-15.3%

-----------------------------------------------------------------
           RETAIL-5.0%

  176,100  Christopher & Banks (b)                      6,513,939
           Specialty Women's Retailer at
           Moderate Price Levels

   99,000  Zale Corp (b)                                3,960,000
           Specialty Retailer of Jewelry

  135,500  Aeropostale (b)                              2,910,540
           Mall Based Teen Retailer

  143,000  Genesco (b)                                  2,531,100
           Multi-Concept Branded Footwear Retailer

   80,500  Hot Topic (b)                                2,166,255
           Music Inspired Retailer of Apparel,
           Accessories & Gifts

   58,300  Urban Outfitters (b)                         2,092,970
           Eclectic Home & Apparel Retailer


-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           RETAIL-5.0% (CONT)

   50,000  Michaels Stores                             $1,903,000
           Craft & Hobby Specialty Retailer

   75,000  Petco Animal Supplies (b)                    1,630,500
           Pet Supplies & Services

   50,000  Ann Taylor (b)                               1,447,500
           Women's Apparel Retailer

   50,000  Abercrombie & Fitch (b)                      1,420,500
           Teen Apparel Retailer

   67,000  Borders (b)                                  1,179,870
           Bookstores

  150,000  Gaiam (b)                                      892,500
           Healthy Living Catalog & E-Commerce

  105,000  Gadzooks (b)                                   596,400
           Teen Apparel Retailer

-----------------------------------------------------------------
                                                       29,245,074

-----------------------------------------------------------------
           APPAREL-2.8%

  485,400  Steven Madden (b)                           10,601,136
           Wholesaler/Retailer of Fashion Footwear

   96,000  Coach (b)                                    4,775,040
           Designer & Retailer of Branded
           Leather Accessories

   28,000  Oxford Industries                            1,162,560
           Branded & Private Label Apparel

-----------------------------------------------------------------
                                                       16,538,736

-----------------------------------------------------------------
           ENTERTAINMENT-0.9%

   51,300  International Speedway Motors                2,026,863
           Largest Motorsport Racetrack Owner & Operator

   90,000  Action Performance                           1,710,000
           Motorsport Collectibles & Merchandising

   45,000  Speedway Motors                              1,206,000
           Motorsport Racetrack Owner & Operator

-----------------------------------------------------------------
                                                        4,942,863

-----------------------------------------------------------------
           CASINOS-0.4%

   75,000  Alliance Gaming (b)                          1,418,250
           Diversified Gaming Company

  107,700  Monarch Casino & Resort (b)                  1,003,764
           Casino/Hotel in Reno

-----------------------------------------------------------------
                                                        2,422,014

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           FURNITURE & TEXTILES-0.6%
   33,000  Mohawk Industries (b)                       $1,832,490
           Carpet & Flooring Manufacturer

   85,000  Herman Miller                                1,717,850
           Office Furniture

-----------------------------------------------------------------
                                                        3,550,340

-----------------------------------------------------------------
           DURABLE GOODS-0.3%
   42,000  American Woodmark                            1,955,520
           Kitchen Cabinet

-----------------------------------------------------------------
           NON-DURABLES-0.4%

   47,000  Scotts Company (b)                           2,326,500
           Consumer Lawn & Garden Products

-----------------------------------------------------------------
           TRAVEL-0.1%

  150,000  LaQuinta (b)                                   646,500
           Owner/Franchiser of Mid-Priced Hotels

-----------------------------------------------------------------
           CONSUMER SERVICES-4.8%

  970,000  ITT Educational Services (b)                28,372,500
           Post-secondary Degree Programs

-----------------------------------------------------------------
           CONSUMER GOODS/SERVICES-TOTAL               90,000,047

           FINANCE-11.6%

-----------------------------------------------------------------
           BANKS/SAVINGS & LOANS-2.7%

  114,350  Texas Regional Bancshares                    3,967,945
           TexMex Bank

   80,000  Downey Financial                             3,304,000
           California Home Lender

  105,500  Chittenden                                   2,885,425
           Vermont & Western Massachusetts Bank

   72,000  TCF Financial                                2,868,480
           Great Lakes Bank

   85,200  Anchor Bancorp Wisconsin                     2,035,428
           Wisconsin Thrift

   34,800  Peoples Bank Bridgeport                      1,008,852
           Connecticut Savings & Loan

-----------------------------------------------------------------
                                                       16,070,130

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           FINANCE COMPANIES-2.1%
  975,400  AmeriCredit (b)                             $8,339,670
           Auto Lending

  247,000  World Acceptance (b)                         4,021,160
           Personal Loans

-----------------------------------------------------------------
                                                       12,360,830

-----------------------------------------------------------------
           INSURANCE-4.6%

  347,000  HCC Insurance Holdings                      10,260,790
           Aviation Insurance

   39,000  Markel (b)                                   9,984,000
           Specialty Insurance

   92,000  Leucaudia National                           3,415,040
           Insurance Holding Company

   97,000  Harleysville Group                           2,232,940
           Commercial & Personal Lines of
           Insurance

   35,000  Philadelphia Consolidated Holding (b)        1,414,000
           Specialty Insurance

-----------------------------------------------------------------
                                                       27,306,770

-----------------------------------------------------------------
           MONEY MANAGEMENT-2.2%

  321,000  SEI Investments                             10,272,000
           Mutual Fund Administration

   60,900  Neuberger Berman                             2,430,519
           Major Asset Management Company

-----------------------------------------------------------------
                                                       12,702,519

-----------------------------------------------------------------
           FINANCE-TOTAL                               68,440,249

           INDUSTRIAL GOODS/SERVICES-5.4%

-----------------------------------------------------------------
           INDUSTRIAL GOODS-1.0%

   98,000  Clarcor                                      3,777,900
           Mobile & Industrial Filters

   45,100  Mine Safety Appliances                       1,967,262
           Safety Equipment

   10,300  Intermagnetics General (b)                     204,352
           Superconducting Wire

-----------------------------------------------------------------
                                                        5,949,514

-----------------------------------------------------------------
           MACHINERY-0.8%

   59,000  Esco Technologies (b)                        2,596,000
           Filtration & Test Equipment

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           MACHINERY-0.8% (CONT)

   50,000  Ametek                                      $1,832,500
           Aerospace/Industrial Instruments

-----------------------------------------------------------------
                                                        4,428,500

-----------------------------------------------------------------
           WATER-1.0%

  133,000  Cuno (b)                                     4,803,960
           Filtration & Fluids Clarification

   70,000  Insituform Technologies (b)                  1,237,600
           Water/Sewer Pipe Repair

-----------------------------------------------------------------
                                                        6,041,560

-----------------------------------------------------------------
           CONSTRUCTION-0.2%

   30,000  Florida Rock Industries                      1,238,400
           Concrete & Aggregates

-----------------------------------------------------------------
           SPECIALTY CHEMICALS & INDUSTRIAL MATERIALS-0.6%

   95,000  Spartech                                     2,014,950
           Plastics Distribution & Compounding

   70,000  Schulman                                     1,124,200
           Plastics Distribution & Compounding

-----------------------------------------------------------------
                                                        3,139,150

-----------------------------------------------------------------
           INDUSTRIAL DISTRIBUTION-0.2%

  100,000  NuCo2 (b)                                      941,000
           Bulk CO2 Gas Distribution to Restaurants

-----------------------------------------------------------------
           LOGISTICS-0.5%

  174,000  Hub Group (b)                                1,527,720
           Truck & Rail Freight Forwarder

   59,600  Forward Air (b)                              1,512,052
           Freight Transportation Between Airports

-----------------------------------------------------------------
                                                        3,039,772

-----------------------------------------------------------------
           OTHER INDUSTRIAL SERVICES-1.1%

  412,100  Insurance Auto Auctions (b)                  5,175,976
           Auto Salvage Services

  125,000  Clark/Bardes Consulting (b)                  1,493,750
           Executive Compensation & Benefits
           Consulting

-----------------------------------------------------------------
                                                        6,669,726

-----------------------------------------------------------------
           INDUSTRIAL GOODS/SERVICES-TOTAL             31,447,622



-----------------------------------------------------------------
Number of                                                   Value
Shares

           ENERGY/MINERALS-6.0%
-----------------------------------------------------------------
           OIL/GAS PRODUCERS-1.6%

  265,000  Ultra Petroleum (b)                         $3,421,150
           Natural Gas Producer

   80,000  Western Gas                                  3,168,000
           Oil Producer & Coal Seam Gas Producer

  108,400  Southwestern Energy (b)                      1,627,084
           Oil & Gas Exploration/Production

   20,000  Evergreen Resources (b)                      1,086,200
           Coal Seam Gas Producer

-----------------------------------------------------------------
                                                        9,302,434

-----------------------------------------------------------------
           OIL SERVICES-1.8%

  941,000  Newpark Resources (b)                        5,156,680
           Oilfield Fluid Management &
           Equipment Rental

  219,700  FMC Technologies (b)                         4,624,684
           Deep Water Oil & Gas Well Head
           Manufacturer

   22,000  CARBO Ceramics                                 819,500
           Natural Gas Well Stimulants

-----------------------------------------------------------------
                                                       10,600,864

-----------------------------------------------------------------
           DISTRIBUTION/MARKETING/REFINING-2.6%

  259,000  Equitable Resources                         10,551,660
           Natural Gas Utility & Producer

  168,000  Atmos Energy                                 4,166,400
           Natural Gas Utility

  115,000  Aquila (b)                                     711,850
           Electric Utility Holding Company

-----------------------------------------------------------------
                                                       15,429,910

-----------------------------------------------------------------
           ENERGY/MINERALS-TOTAL                       35,333,208

           OTHER INDUSTRIES-2.2%

-----------------------------------------------------------------
           REAL ESTATE-1.6%

  152,000  Chelsea Property Group                       6,127,120
           Outlet Malls

   47,000  The Rouse Company                            1,790,700
           Regional Shopping Malls

  100,000  Crescent Real Estate Equities                1,661,000
           Class A Office Buildings

-----------------------------------------------------------------
                                                        9,578,820

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           REGULATED UTILITIES-0.6%

  175,000  Unisource Energy                            $3,290,000
           Electric Utility in Arizona

-----------------------------------------------------------------
           OTHER INDUSTRIES-TOTAL                      12,868,820

TOTAL COMMON STOCKS
  (COST: $411,707,243)-91.4%                          537,448,002

-----------------------------------------------------------------


-----------------------------------------------------------------
Principal                                                   Value
Amount

SHORT-TERM OBLIGATIONS-8.3%

-----------------------------------------------------------------
$48,000,000  Household Finance Corp.,
             1.03% - 1.31%,
             due 07/01/03 - 07/02/03                  $47,999,199
    854,000  Repurchase agreement with State
             Street Bank & Trust Co., dated
             06/30/03, due 07/01/03 at 1.10%
             collateralized by Federal National
             Mortgage Association Notes,
             maturing 03/24/05, market
             value $875,457
             (repurchase proceeds: $854,026)              854,000
-----------------------------------------------------------------
(AMORTIZED COST: $48,853,199)                          48,853,199

TOTAL INVESTMENTS (COST:
  $460,560,442)-99.7% (a)                             586,301,201
-----------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-0.3%             1,740,684

-----------------------------------------------------------------


TOTAL NET ASSETS-100%                                $588,041,885
=================================================================

    NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2003, cost for both financial statement and federal income tax purposes is the same. The net unrealized appreciation was $125,740,759 consisting of gross unrealized appreciation of $169,667,574 and gross unrealized depreciation of $43,926,815.

(b) Non-income producing security.

(c) At June 30, 2003, the Fund held the following percentages of the outstanding voting shares of the companies listed below:
      RCM Technologies      7.10%
      COMARCO               5.01%

    The aggregate cost and value of these companies at June 30, 2003, was $9,598,816 and $5,434,125, respectively. Investments in affiliated companies represent 0.92% of total net assets at June 30, 2003. The change in unrealized gain (loss) in these companies amounted to $(1,633,959) during the period ended June 30, 2003. There was no other investment activity during the period.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                             STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

           COMMON STOCKS-95.9%

           EUROPE-59.8%

-----------------------------------------------------------------
           GERMANY/AUSTRIA-7.8%

   90,000  Zapf Creation                               $3,354,130
           Toy Manufacturer

   43,574  Beru                                         2,513,568
           Auto Parts & Electronics

  383,000  Takkt                                        1,995,673
           Mail Order Retailer of Office &
           Warehouse Durables

  115,000  DIS - Deutscher Industrie Services           1,984,182
           Temporary Employment

   50,000  Rhoen-Klinikum                               1,941,047
           Hospital Management

   23,000  Mayr Melnhof (Austria)                       1,918,307
           Cartonboard & Packaging

  100,000  GFK                                          1,886,410
           Market Research Services

   91,000  Hugo Boss Designs                            1,346,092
           Fashion Apparel

   80,000  Software AG (b)                              1,105,160
           Database Software

   50,000  Kali & Salz                                  1,018,547
           Potash Products, Fertilizers, Salt
           & Waste Management

   27,650  Rational                                     1,017,741
           Commercial Oven Manufacturer

-----------------------------------------------------------------
                                                       20,080,857

-----------------------------------------------------------------
           DENMARK-0.5%

   17,500  Kobenhavns Lufthavne                         1,422,126
           Copenhagen Airport Manager

-----------------------------------------------------------------
           NORWAY-1.3%

  180,000  Ekornes                                      2,407,935
           Niche Furniture Manufacturer

  215,000  Tomra Systems                                  923,943
           Reverse Vending Machines

-----------------------------------------------------------------
                                                        3,331,878

-----------------------------------------------------------------
           FINLAND-1.2%

 60,000    Amer Group                                   1,837,180
           Branded Sporting Goods


-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           FINLAND-1.2% (CONT)

 64,600    Jaakko Poyry                                $1,140,600
           Engineering Consultants in
           Forestry & Energy

-----------------------------------------------------------------
                                                        2,977,780

-----------------------------------------------------------------
           SWEDEN-3.7%

  144,500  Hexagon                                      3,189,945
           Diversified Engineering

  155,000  Perbio Science (b)                           2,888,608
           Consumables to Biotech/Pharmaceutical
           Industries

  200,000  Nobia                                        1,500,901
           Kitchen Interiors Manufacturing
           & Distribution

  202,000  Intrum Justitia (b)                          1,101,561
           Receivables Management & Debt
           Collection

   52,000  Castellum                                      894,287
           Office, Warehouse & Retail
           Property Company

-----------------------------------------------------------------
                                                        9,575,302

-----------------------------------------------------------------
           FRANCE/BELGIUM-7.4%

   41,000  Bacou-Dalloz (b)                             4,022,770
           Safety Equipment

  100,000  Rubis                                        3,174,691
           Tank Storage & LPG Supplier

   75,500  Omega Pharma (Belgium)                       2,301,363
           OTC Products, Pharmacy & Dental
           Supplies

   40,000  Camaieu                                      2,272,895
           Women's Apparel Retailer

  120,000  Fininfo                                      2,138,085
           Data Feeds for French Banks & Brokers

   20,000  Vallourec                                    1,306,684
           Seamless Tubes

  145,000  Cerep (b)                                    1,244,226
           Health Care

   15,029  Bonduelle                                    1,201,454
           Producer of Canned, Frozen &
           Fresh Vegetables

   43,417  Grandvision                                    898,928
           European Eyeglass Retailer

    3,766  Algeco                                         308,644
           Modular Construction

    3,110  Groupe Bourbon                                 235,564
           Food Retailer

-----------------------------------------------------------------
                                                       19,105,304


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           UNITED KINGDOM/IRELAND-20.0%

  400,000  Anglo Irish Bank (Ireland)                  $3,542,771
           Corporate Lending & Private Banking

  800,000  Hit Entertainment                            3,269,041
           Children's Television Shows

  201,500  Arnotts (Ireland) (b)                        3,244,856
           Department Store

  700,000  Grafton Group (Ireland)                      3,099,925
           Builders, Wholesalers & DIY Retailing

  150,000  French Connection                            3,074,395
           Clothing Wholesaler & Retailer

  625,000  Expro International                          2,911,895
           Offshore Oil Field Services

  650,000  Charles Taylor Group                         2,900,841
           Insurance

  695,000  International Greetings                      2,848,940
           Private Label Greeting Products

  640,000  Bloomsbury Publishing                        2,485,963
           Publishing

  300,000  Torex                                        2,479,351
           Application Software for Hospital
           Management & Retail

  790,000  Care UK                                      2,304,722
           Nursing Home & Psychiatric Care
           Facilities

  500,000  Nestor Healthcare Group                      2,300,673
           Healthcare Staffing Company

1,000,000  RPS Group                                    2,256,210
           Environmental Consulting

  314,000  Spectris                                     2,143,515
           Electronic Instruments & Controls

  300,000  Business Post Group                          2,057,861
           UK Parcel & Express Mail Service

  325,000  Ricardo                                      1,987,613
           Auto Engine Design

   20,000  Depfa Bank (Ireland)                         1,558,589
           International Public Sector Finance

1,050,000  Tullow Oil (b)                               1,370,387
           Oil & Gas Producer

  340,000  TDG Group                                    1,031,245
           Logistics & Storage Company


-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           UNITED KINGDOM/IRELAND-20.0% (CONT)

  220,000  Umeco                                       $1,022,732
           Aerospace Parts Distributor

  100,000  Jurys Doyle Hotel (Ireland)                    969,661
           Hotel Group

  100,000  McCarthy & Stone                               811,574
           Builder of Retirement Apartments

  156,500  SSL International                              757,929
           Medical & Footcare Products

2,000,000  Incepta Group                                  512,399
           Business Information & Marketing Services

   50,000  Topps Tiles                                    309,092
           Retail Tile Company

   12,700  Intermediate Capital                           204,041
           European Provider of Mezzanine Capital

   40,019  Metal Bulletin                                 101,867
           Publisher - Metals, Derivatives,
           Hedge Fund Journals

-----------------------------------------------------------------
                                                       51,558,088

-----------------------------------------------------------------
           SWITZERLAND-2.9%

    8,000  BKW Energie                                  1,935,484
           Electric Utility

    8,000  Hiestand Holding                             1,894,051
           Bakery Goods

    6,000  Geberit International                        1,851,139
           Plumbing Supplies

   12,700  Kaba Holdings                                1,813,480
           Building Security Systems

-----------------------------------------------------------------
                                                        7,494,154

-----------------------------------------------------------------
           ITALY-3.3%

  242,000  Amplifon                                     4,562,330
           Hearing Aid Retailer

  320,000  Granitifiandre                               2,495,583
           Leading Innovator in the Stoneware
           Industry

  300,000  De Longhi                                    1,321,638
           Consumer Appliances for Heating,
           Air Conditioning & Cooking

-----------------------------------------------------------------
                                                        8,379,551

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           SPAIN-4.3%

  110,000  Gamesa (b)                                  $2,460,961
           Wind Turbines

  356,000  Cortefiel                                    2,456,935
           Apparel Retailer

  142,512  Prosegur                                     2,109,708
           Security Guards

   72,000  Zardoya Otis (b)                             1,084,915

   72,000  Zardoya Otis Bonus Rights (b)                  107,662
           Elevator Maintenance & Service Provider

  244,100  Abengoa                                      1,460,036
           Engineering & Construction

  100,000  Red Electrica                                1,311,285
           Spanish Power Grid

-----------------------------------------------------------------
                                                       10,991,502

-----------------------------------------------------------------
           NETHERLANDS-6.0%

   96,400  OPG Groep                                    2,935,103
           Pharmaceutical Wholesaler & Retailer

  165,000  Aalberts Industries                          2,903,807
           Flow Control & Heat Treatment

   69,276  Fugro                                        2,868,651
           Survey & GPS Services

  129,000  IM Tech                                      2,393,406
           Technical Engineering

   69,135  Hunter Douglas                               2,306,154
           Decorative Window Coverings

  182,122  United Services Group                        2,147,230
           Temporary Staffing Services

-----------------------------------------------------------------
                                                       15,554,351

-----------------------------------------------------------------
           POLAND-1.4%

  182,850  Central European Distribution (b)            3,682,599
           Spirits & Wine Distribution

-----------------------------------------------------------------
           EUROPE-TOTAL                               154,153,492

           ASIA-23.7%

-----------------------------------------------------------------
           HONG KONG/CHINA-8.1%

7,128,000  Global Bio-Chem Technology Group             2,308,009
           Corn-Based Food Products


------------------------------------------------------------------
 Number of                                                   Value
 Shares

------------------------------------------------------------------
             HONG KONG/CHINA-8.1% (CONT)

 7,900,000  Ngai Lik Industrial                         $2,304,713
            China Based A/V Contract Manufacturer

 8,000,000  Convenience Retail                           1,856,851
            Exclusive Circle K Franchisee

 1,046,150  Techtronic Industries                        1,750,705
            Power Tool Manufacturer

 7,178,000  Vitasoy                                      1,693,674
            Soy Food Brands

 6,000,000  Sinotrans (China) (b)                        1,692,709
            Integrated Logistics in China

10,000,000  Lerado Group                                 1,667,062
            Baby Paraphernalia

 5,000,000  Linmark                                      1,506,768
            Apparel/Hard Goods Sourcing Agent

 3,000,000  Hainan Meilan Airport (China) (b)            1,413,797
            Chinese Airport Operator

 3,000,000  JCG Holdings (b)                             1,404,179
            Consumer Finance

 4,000,000  Harbin Brewery (b)                           1,333,650
            China Brewery

 3,600,000  Aeon Credit Service                          1,246,449
            Credit Card Issuer

 1,185,000  Lianhua Supermarket (China) (b)                630,630
            Chinese Supermarket Chain

------------------------------------------------------------------
                                                        20,809,196

------------------------------------------------------------------
            JAPAN-8.9%

    82,000  ARRK                                         2,866,631
            Prototypes & Molds for New
            Product Development

    56,000  Sugi Pharmacy                                2,284,761
            Drugstores

    75,000  C-Two Network                                2,115,056
            Discount Food Retailer

    55,000  Eneserve                                     1,986,984
            In-house Power Generators

   180,000  NIFCO                                        1,934,337
            Molded Plastic Components

   625,000  OMC Card (b)                                 1,913,771
            Credit Cards

    60,000  Drake Beam Morin                             1,907,305
            Employment Outplacement Services

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           JAPAN-8.9% (CONT)

  191,700  Toyo Technica                               $1,884,132
           Value Added Reseller of
           Imported Instrumentation

   63,000  Goldcoast                                    1,655,751
           Apartment Developer

   60,000  Taisei Lamick                                1,404,197
           Packaging Materials & Machinery

   77,000  Daiseki                                      1,160,252
           Waste Disposal & Recycling

   37,500  Fuji Seal                                    1,151,391
           Packaging Materials & Machinery

    4,000  Bellsystem 24                                  642,443
           Call Centers

-----------------------------------------------------------------
                                                       22,907,011

-----------------------------------------------------------------
           TAIWAN-2.1%

  425,000  ASE Test (b)                                 2,337,500
           Semiconductor Packaging & Test Services

2,461,000  Chroma Ate                                   1,543,014
           Test & Measurement Instruments

1,657,000  Phoenixtec Power                             1,393,201
           Uninterruptable Power Supplies

-----------------------------------------------------------------
                                                        5,273,715

-----------------------------------------------------------------
           SOUTH KOREA-2.6%

  135,000  S1 Corporation                               2,554,207
           Security Services

   52,505  Yuhan                                        2,492,284
           Ethical Drug Producer

  160,000  Samyoung Heat Exchange                       1,593,972
           Power Plant Related Machinery

-----------------------------------------------------------------
                                                        6,640,463

-----------------------------------------------------------------
           SINGAPORE-1.4%

4,161,427  Comfort Group (b)                            1,902,569
           Taxi Service

1,700,000  Sembcorp Logistics                           1,815,136
           Logistic Services for Marine Transport

-----------------------------------------------------------------
                                                        3,717,705


-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           THAILAND-0.6%

2,559,600  Thai Union Frozen Products                  $1,581,878
           Canned Tuna Fish

-----------------------------------------------------------------
           ASIA-TOTAL                                  60,929,968

           LATIN AMERICA-1.2%

-----------------------------------------------------------------
           MEXICO-1.0%

1,250,000  Consorcio ARA (b)                            2,482,176
           Low/Medium Income House Builder

-----------------------------------------------------------------
           BRAZIL-0.2%

  154,900  Cia De Consessoes Rodoviaria (b)               492,408
           Brazilian Tollroads

-----------------------------------------------------------------
           LATIN AMERICA-TOTAL                          2,974,584

           OTHER COUNTRIES-11.2%

-----------------------------------------------------------------
           AUSTRALIA/NEW ZEALAND-3.9%

  600,000  Billabong International                      2,473,622
           Surfwear Apparel Manufacturer

  100,000  Perpetual Trustees                           2,061,352
           Investment Management

  650,000  The Warehouse Group (New Zealand)            1,975,588
           Warehouse Club

1,500,000  Computershare                                1,883,417
           Financial Software/Services

  300,000  Sky City Entertainment (New Zealand)         1,659,916
           Casino/Entertainment Complex

-----------------------------------------------------------------
                                                       10,053,895

-----------------------------------------------------------------
           CANADA-7.3%

  533,100  AltaGas Services                             4,227,051
           Natural Gas Gatherer & Processor

  300,000  Patheon (b)                                  3,319,196
           Pharmaceuticals

  187,000  Northbridge Financial (b)                    2,627,586
           Insurance

  135,000  Corus Entertainment (b)                      2,265,351
           CATV Programming & Radio Stations

  185,000  Kingsway Financial (b)                       2,231,053
           Auto & Specialty Insurance

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                            Value
Shares

-----------------------------------------------------------------
           CANADA-7.3% (CONT)

1,000,000  Esprit Exploration (b)                      $1,770,238
           Natural Gas Producer

  140,000  Shawcor                                      1,548,958
           Oil & Gas Pipeline Products

  199,998  Silent Witness (b)                             708,088
           Security Camera Manufacturer

-----------------------------------------------------------------
                                                       18,697,521

-----------------------------------------------------------------
           OTHER-TOTAL                                 28,751,416

TOTAL COMMON STOCKS
  (COST: $235,568,511)-95.9%                          246,809,460

-----------------------------------------------------------------


-----------------------------------------------------------------
Principal                                                   Value
Amount

SHORT-TERM OBLIGATIONS-1.8%

-----------------------------------------------------------------
$4,716,000  Repurchase agreement with State
            Street Bank & Trust Co., dated
            06/30/03 due 07/01/03 at 1.10%,
            collateralized by Federal National
            Mortgage Association Notes, maturing
            03/24/05, market value $4,815,016
            (repurchase proceeds: $4,716,144)          $4,716,000
-----------------------------------------------------------------
(AMORTIZED COST: $4,716,000)                            4,716,000

TOTAL INVESTMENTS
(COST: $240,284,511)-97.7% (a)                        251,525,460
-----------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-2.3%             5,895,111
-----------------------------------------------------------------


TOTAL NET ASSETS-100%                                $257,420,571
=================================================================

    NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2003, cost for both financial statement and federal income tax purposes is the same. The net unrealized appreciation was $11,240,949 consisting of gross unrealized appreciation of $39,640,367 and gross unrealized depreciation of $28,399,418.

(b) Non-income producing security.

(c) At June 30, 2003, $89,505,148 or 34.8% of the Fund's net assets was denominated in the Euro currency.

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                             PORTFOLIO DIVERSIFICATION (Unaudited) JUNE 30, 2003


AT JUNE 30, 2003, THE FUND'S PORTFOLIO INVESTMENTS AS A
PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:

                                Value      Percent

----------------------------------------------------
INFORMATION TECHNOLOGY

Business Information &
   Marketing Services      $7,435,547         2.9%
Instrumentation             6,278,749         2.4
Television Programming      5,534,392         2.2
Publishing                  2,587,830         1.0
Computer Services           2,479,351         1.0
Semiconductors and
   Related Equipment        2,337,500         0.9
Contract Manufacturing      2,304,713         0.9
Financial Processors        1,883,417         0.7
Computer Hardware           1,393,201         0.6
Business Software           1,105,160         0.4
----------------------------------------------------
                           33,339,860        13.0

----------------------------------------------------
HEALTHCARE

Services                    9,841,861         3.8
Pharmaceuticals             6,569,409         2.6
Biotechnology/Drug Delivery 4,132,834         1.6
Hospital Management         1,941,047         0.7
----------------------------------------------------
                           22,485,151         8.7

----------------------------------------------------
CONSUMER GOODS/SERVICES

Retail                     23,284,517         9.0
Durable Goods              10,148,241         4.0
Food                        8,914,630         3.5
Furniture and Textiles      6,524,082         2.5
Non Durable Goods           4,253,137         1.7
Goods Distribution          3,682,599         1.4
Entertainment               3,354,130         1.3
Apparels                    2,852,860         1.1
Leisure Products            1,837,180         0.7
Consumer Services           1,667,062         0.7
Casinos                     1,659,916         0.6
Beverage                    1,333,650         0.5
Travel                        969,661         0.4
----------------------------------------------------
                           70,481,665        27.4

                                Value      Percent

----------------------------------------------------
FINANCE

Insurance                  $7,759,480         3.0%
Banks                       5,101,360         2.0
Finance Companies           2,709,781         1.1
Money Management            2,061,352         0.8
Credit Cards                1,913,771         0.7
Savings & Loans             1,246,449         0.5
----------------------------------------------------
                           20,792,193         8.1

----------------------------------------------------
INDUSTRIAL GOODS/SERVICES

Industrial Services        20,395,858         7.9
Industrial Materials       12,364,977         4.8
Outsourcing & Training
   Services                11,806,373         4.6
Conglomerates               7,553,788         2.9
Construction                5,724,979         2.2
Machinery                   4,728,233         1.9
----------------------------------------------------
                           62,574,208        24.3

----------------------------------------------------
ENERGY/MINERALS

Oil Services                8,636,188         3.4
Oil Refining/Marketing/
   Distribution             7,401,742         2.9
Independent Power           4,447,945         1.7
Oil/Gas Producers           3,140,625         1.2
----------------------------------------------------
                           23,626,500         9.2

----------------------------------------------------
OTHER

Transportation              5,230,900         2.0
Real Estate                 5,032,214         1.9
Regulated Utilities         3,246,769         1.3
----------------------------------------------------
                           13,509,883         5.2

----------------------------------------------------
TOTAL COMMON STOCKS       246,809,460        95.9

----------------------------------------------------
SHORT-TERM OBLIGATIONS      4,716,000         1.8

----------------------------------------------------
TOTAL INVESTMENTS         251,525,460        97.7

----------------------------------------------------
CASH AND OTHER ASSETS
LESS LIABILITIES            5,895,111         2.3
----------------------------------------------------
NET ASSETS                257,420,571       100.0%

====================================================

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER TWENTY
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

           COMMON STOCKS-94.1%

           INFORMATION-27.8%

-----------------------------------------------------------------
           BUSINESS INFORMATION/ADVERTISING-9.1%

  145,000  Interpublic Group (b)                       $1,940,100
           Advertising

   28,000  Moody's                                      1,475,880
           Ratings Service for Credit Obligations

-----------------------------------------------------------------
                                                        3,415,980

-----------------------------------------------------------------
           BUSINESS/CONSUMER SOFTWARE-12.5%

   36,000  Synopsys (b)                                 2,226,600
           Software for Designing Semiconductor Chips

   20,000  Electronic Arts (b)                          1,479,800
           Entertainment Software

   67,000  JD Edwards (b)                                 960,110
           Mid Market ERP & Supply Chain Software

-----------------------------------------------------------------
                                                        4,666,510

-----------------------------------------------------------------
           GAMING EQUIPMENT-4.4%

   16,000  International Game Technology (b)            1,637,280
           Slot Machines & Progressive Jackpots

-----------------------------------------------------------------
           INSTRUMENTATION-1.8%

   30,000  Tektronix (b)                                  648,000
           Analytical Instruments

-----------------------------------------------------------------
           INFORMATION -TOTAL                          10,367,770

           CONSUMER GOODS/SERVICES-25.4%

-----------------------------------------------------------------
           ENTERTAINMENT-2.5%

   24,000  International Speedway Motors                  948,240
           Largest Motorsport Racetrack
           Owner & Operator

-----------------------------------------------------------------
           RETAIL-9.3%

   40,000  Costco (b)                                   1,464,000
           Warehouse Superstores

   57,000  Safeway (b)                                  1,166,220
           Retail Food & Drug Stores

   30,000  Abercrombie & Fitch (b)                        852,300
           Teen Apparel Retailer

-----------------------------------------------------------------
                                                        3,482,520


-----------------------------------------------------------------
  Number of                                                 Value
  Shares

-----------------------------------------------------------------
           APPAREL-2.7%

   20,000  Coach (b)                                     $994,800
           Designer & Retailer of Branded
           Leather Accessories

-----------------------------------------------------------------
           FURNITURE/TEXTILES-7.4%

   73,000  Herman Miller                                1,475,330
           Office Furniture

   23,000  Mohawk Industries (b)                        1,277,190
           Carpet & Flooring

-----------------------------------------------------------------
                                                        2,752,520

-----------------------------------------------------------------
           LEISURE VEHICLES-3.5%

   33,000  Harley-Davidson                              1,315,380
           Motorcycles & Related Merchandise

-----------------------------------------------------------------
           CONSUMER GOODS/SERVICES-TOTAL                9,493,460

           HEALTH CARE-22.6%

-----------------------------------------------------------------
           HOSPITAL/LABORATORY SUPPLIES-2.4%

   29,000  Techne (b)                                     879,860
           Cytokines, Antibodies, Other
           Reagents For Life Sciences

-----------------------------------------------------------------
           MEDICAL EQUIPMENT-7.8%

   66,000  Guidant (b)                                  2,929,740
           Stents, Defibrillators & Other
           Cardiac Medical Devices

-----------------------------------------------------------------
           SERVICES-12.4%

  130,000  First Health Group (b)                       3,588,000
           PPO Network

   33,000  Lincare Holdings (b)                         1,039,830
           Home Health Care Services

-----------------------------------------------------------------
                                                        4,627,830

-----------------------------------------------------------------
           HEALTH CARE-TOTAL                            8,437,430

           FINANCE-13.7%

-----------------------------------------------------------------
           MONEY MANAGEMENT-2.0%

   23,000  SEI Investments                                736,000
           Mutual Fund Administration

-----------------------------------------------------------------
           INSURANCE-4.8%

    7,000  Markel (b)                                   1,792,000
           Specialty Insurance

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER TWENTY
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           BANKS-6.9%

   30,000  TCF Financial                               $1,195,200
           Great Lakes Bank

   38,000  Associated Banc-Corp                         1,401,440
           Midwest Bank

-----------------------------------------------------------------
                                                        2,596,640

-----------------------------------------------------------------
           FINANCE-TOTAL                                5,124,640

           INDUSTRIAL GOODS/SERVICES-4.6%

-----------------------------------------------------------------
           LOGISTICS-4.6%

   50,000  Expeditors International of Washington       1,732,000
           International Freight Forwarder

-----------------------------------------------------------------
           INDUSTRIAL GOODS/SERVICES-TOTAL              1,732,000

TOTAL COMMON STOCKS
(COST: $28,691,700)-94.1%                              35,155,300

-----------------------------------------------------------------


-----------------------------------------------------------------
Principal                                                   Value
Amount

SHORT-TERM OBLIGATIONS-5.6%

-----------------------------------------------------------------
$1,000,000  Citicorp                                     $999,822
            1.07%, due 07/07/03

 1,089,000  Repurchase agreement with State
            Street Bank &Trust Co., dated
            06/30/03 due 07/01/03 at 1.10%
            collateralized by Federal National
            Mortgage Association Notes, maturing
            03/24/04, market value $1,111,932
           (repurchase proceeds $1,089,033)             1,089,000
-----------------------------------------------------------------
(AMORTIZED COST: $2,088,822)                            2,088,822

TOTAL INVESTMENTS
(COST: $30,780,522)-99.7% (a)                          37,244,122

-----------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-0.3%               127,679

-----------------------------------------------------------------


TOTAL NET ASSETS-100%                                 $37,371,801

=================================================================

    NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2003, cost for both financial statement and federal income tax purposes is the same. The net unrealized appreciation was $6,463,600 consisting of gross unrealized appreciation of $6,702,097 and gross unrealized depreciation of $238,497.

(b) Non-income producing security.

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER FOREIGN FORTY
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003

-----------------------------------------------------------------
Number of                                                   Value
Shares

           COMMON STOCKS-91.0%

           EUROPE-67.1%

-----------------------------------------------------------------
           GERMANY-6.5%

   12,500  Rhoen-Klinikum                                $502,516
           Hospital Management

    7,500  Deutsche Boerse                                397,958
           Trading, Clearing & Settlement Services
           for Financial Markets

    2,400  Henkel                                         148,824
           Chemicals, Detergents & Non-Food
           Consumer Brands

-----------------------------------------------------------------
                                                        1,049,298

-----------------------------------------------------------------
           NORWAY-2.5%

   80,300  DNB Holding                                    396,288
           Bank

-----------------------------------------------------------------
           FRANCE-6.5%

   10,300  Neopost                                        438,360
           Postage Meter Machines

   16,000  Euronext                                       397,342
           Trading, Clearing & Settlement Services
           for Financial Markets

    5,200  Essilor International                          209,824
           Eyeglass Lenses

-----------------------------------------------------------------
                                                        1,045,526

-----------------------------------------------------------------
           UNITED KINGDOM/IRELAND-33.0%

   80,000  Anglo Irish Bank (Ireland)                     708,554
           Corporate Lending & Private Banking

   40,000  Kerry Group (Ireland)                          619,295
           Specialty Food Ingredient Company

    6,000  Depfa Bank (Ireland)                           467,577
           International Public Sector Finance

   85,000  Compass Group                                  459,073
           International Concession & Contract Caterer

   90,000  BG Group                                       399,423
           Oil & Gas Producer

   40,000  Reed Elsevier                                  333,390
           Scientific, Legal, Education &
           Business Publisher

   30,000  British Sky Broadcasting (b)                   332,977
           Digital Satellite Broadcasting

   80,000  Hit Entertainment                              326,904
           Children's Television Shows


-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           UNITED KINGDOM/IRELAND-33.0% (CONT)

   70,000  Grafton Group (Ireland)                       $309,992
           Builders, Wholesalers & DIY Retailing

   50,000  Smith & Nephew                                 287,811
           Medical Equipment & Supplies

   40,000  Bunzl                                          280,828
           Supplier of Business to Business Consumables

   25,000  Exel                                           257,026
           Global Freight Forwarding

   20,000  Amersham                                       150,331
           Health & Biosciences

   10,000  Irish Life & Permanent (Ireland)               108,124
           Savings Products

    8,000  Cobham                                         152,782
           Aerospace

  110,000  Marconi (b)                                    111,819
           Telecom Equipment Manufacturer

-----------------------------------------------------------------
                                                        5,305,906

-----------------------------------------------------------------
           SWITZERLAND-8.3%

      800  Synthes-Stratec                                575,910
           Products for Orthopedic Surgery

      800  Givaudan                                       337,378
           Industrial Fragrances & Flavors

    1,700  Schindler (b)                                  274,194
           Elevator Manufacturer & Maintenance

      500  Geberit International                          154,262
           Plumbing Supplies

-----------------------------------------------------------------
                                                        1,341,744

-----------------------------------------------------------------
           ITALY-4.0%

   30,000  Autogrill (b)                                  327,821
           Restaurants & Catering for Travelers

  100,000  Parmalat Finanziaria                           315,168
           Dairy Producer

-----------------------------------------------------------------
                                                          642,989

-----------------------------------------------------------------
           SPAIN-2.0%

   25,000  Red Electrica                                  327,821
           Spanish Power Grid

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER FOREIGN FORTY
                             STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2003
-----------------------------------------------------------------
Number of                                                   Value
Shares

-----------------------------------------------------------------
           NETHERLANDS-2.1%

   27,863  Wolters Kluwer                                $336,519
           Legal & Business Publisher

-----------------------------------------------------------------
           LUXEMBOURG-2.2%

   14,000  Tenaris                                        357,000
           Steel Pipe for Oil Wells & Pipelines

-----------------------------------------------------------------
           EUROPE-TOTAL                                10,803,091

           ASIA-12.5%

-----------------------------------------------------------------
           HONG KONG-2.4%

  110,000  TVB                                            392,850
           Television Programming & Broadcasting

-----------------------------------------------------------------
           JAPAN-8.3%

    5,000  Hoya                                           345,000
           Opto-Electrical Components &
           Eyeglass Lenses

   16,500  Terumo                                         274,644
           Medical Supplies

    5,000  USS                                            253,640
           Used Car Auctioneer

   11,000  Daito Trust Construction                       231,738
           Apartment Builder

    3,500  Nidec                                          231,571
           Hard Disk Drive Spindle Motor
           Manufacturer

-----------------------------------------------------------------
                                                        1,336,593

-----------------------------------------------------------------
           SINGAPORE-1.8%

   31,000  Venture                                        283,459
           Electronic Contract Manufacturer

-----------------------------------------------------------------
           ASIA-TOTAL                                   2,012,902

           OTHER COUNTRIES-11.4%

-----------------------------------------------------------------
           AUSTRALIA-2.7%

  120,000  Lion Nathan                                    431,877
           Beer Brewer/Distributor

-----------------------------------------------------------------

Principal Amount or                                         Value
Number of Shares
-----------------------------------------------------------------
           CANADA-8.7%

   16,300  Talisman Energy                               $739,406
           Oil & Gas Producer

   25,000  Corus Entertainment (b)                        419,510
           CATV Programming & Radio Stations

    7,500  Power Financial                                242,025
           Life Insurance & Mutual Funds

-----------------------------------------------------------------
                                                        1,400,941

-----------------------------------------------------------------
           OTHER-TOTAL                                  1,832,818

TOTAL COMMON STOCKS (COST: $12,857,976)-91.0%          14,648,811

-----------------------------------------------------------------


SHORT-TERM OBLIGATIONS-6.5%

-----------------------------------------------------------------
$1,037,000  Repurchase agreement with
            State Street Bank &Trust Co.,
            dated 06/30/03, due 07/01/03 at
            1.10%, collateralized by Federal
            National Mortgage Association
            Notes, maturing 02/28/05, market
            value $1,058,754 (repurchase
            proceeds $1,037,032)                        1,037,000
-----------------------------------------------------------------
(AMORTIZED COST: $1,037,000)                            1,037,000

TOTAL INVESTMENTS
(COST: $13,894,976)-97.5% (a)                          15,685,811

-----------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-2.5%               404,688

-----------------------------------------------------------------


TOTAL NET ASSETS-100%                                 $16,090,499

=================================================================

    NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2003, cost for both financial statement and federal income tax purposes is the same. The net unrealized appreciation was $1,790,835 consisting of gross unrealized appreciation of $2,040,233 and gross unrealized depreciation of $249,398.

(b) Non-income producing security.

(c) At June 30, 2003, $5,615,696 or 34.9% of the Fund's net assets were denominated in the Euro currency.

See accompanying notes to financial statements.

Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER FOREIGN FORTY
                             PORTFOLIO DIVERSIFICATION (Unaudited) JUNE 30, 2003


AT JUNE 30, 2003, THE FUND'S PORTFOLIO INVESTMENTS AS A
PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:

                                Value       Percent

-----------------------------------------------------
INFORMATION TECHNOLOGY

Computer Related Hardware
Computer Hardware            $669,932         4.2%
Semiconductors and
   Related Equipment          345,000         2.1
Contract Manufacturing        283,459         1.8
-----------------------------------------------------
                            1,298,391         8.1
Media
TV Broadcasting               746,414         4.6
TV Programming                725,826         4.5
-----------------------------------------------------
                            1,472,240         9.1
Software and Services
Transaction Processors        795,300         4.9
Publishing                    669,909         4.2
-----------------------------------------------------
                            1,465,209         9.1
-----------------------------------------------------
                            4,235,840        26.3

-----------------------------------------------------
HEALTH CARE

Medical Equipment           1,073,545         6.7
Hospital Management           502,516         3.1
Hospital/ Laboratory Supplies 424,975         2.6
-----------------------------------------------------
                            2,001,036        12.4

-----------------------------------------------------
CONSUMER GOODS/SERVICES

Food                          934,463         5.8
Restaurants                   786,894         4.9
Beverage                      431,877         2.7
Consumer Goods Distribution   253,640         1.6
Nondurables                   148,824         0.9
-----------------------------------------------------
                            2,555,698        15.9

                                Value     Percent

-----------------------------------------------------
FINANCE

Banks                      $1,572,419         9.8%
Money Management              242,025         1.5
Insurance                     108,124         0.7
-----------------------------------------------------
                            1,922,568        12.0

-----------------------------------------------------
INDUSTRIAL GOODS/SERVICES

Industrial Services           531,220         3.3
Steel                         357,000         2.2
Specialty Chemicals           337,378         2.1
Industrial Distribution       309,992         1.9
Outsourcing & Training
   Services                   280,828         1.8
Electrical Components         264,601         1.6
Industrial Materials          154,262         1.0
-----------------------------------------------------
                            2,235,281        13.9

-----------------------------------------------------
ENERGY/MINERALS

Oil/Gas Producers           1,138,829         7.1
-----------------------------------------------------
                            1,138,829         7.1

-----------------------------------------------------
OTHER

Regulated Utilities           327,821         2.0
Real Estate                   231,738         1.4
-----------------------------------------------------
                              559,559         3.4

-----------------------------------------------------
TOTAL COMMON STOCKS        14,648,811        91.0

-----------------------------------------------------
SHORT-TERM OBLIGATIONS      1,037,000         6.5

-----------------------------------------------------
TOTAL INVESTMENTS          15,685,811        97.5

-----------------------------------------------------
CASH AND OTHER ASSETS

LESS LIABILITIES              404,688         2.5
-----------------------------------------------------
NET ASSETS                $16,090,499       100.0%

=====================================================

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER ADVISORS FUNDS

    > STATEMENTS OF ASSETS AND LIABILITIES

    > STATEMENTS OF OPERATIONS

    > STATEMENTS OF CHANGES IN NET ASSETS

    > FINANCIAL HIGHLIGHTS

    > NOTES TO FINANCIAL STATEMENTS

Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2003

                                                            WANGER        WANGER        WANGER         WANGER
                                                      U.S. SMALLER INTERNATIONAL        TWENTY        FOREIGN
                                                         COMPANIES     SMALL CAP                        FORTY
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost: Wanger U.S.              $586,301,201  $251,525,460   $37,244,122    $15,685,811
   Smaller Companies $460,560,442; Wanger
   International Small Cap $240,284,511; Wanger
   Twenty $30,780,522; Wanger Foreign
   Forty $13,894,976)
Cash                                                         3,241       598,807           459            879
Foreign currency (cost: Wanger International
   Small Cap $5,713,226; Wanger Foreign Forty $23,047)          --     5,729,381            --         23,034
Receivable for:
   Investments sold                                             --     1,850,819            --        390,628
   Fund shares sold                                      2,509,206       270,215       167,151        213,294
   Dividends and interest                                  141,704       565,848           773         31,211
Prepaid insurance                                            2,504         1,289            --            833
-------------------------------------------------------------------------------------------------------------
   Total Assets                                        588,957,856   260,541,819    37,412,505     16,345,690

LIABILITIES
Payable for:
   Investments purchased                                    95,639     1,014,074            --             --
   Fund shares repurchased                                 550,646     1,910,954        17,455        229,649
   Transfer agent fee                                          687         1,362         1,441          1,432
   Custody fee                                               2,646        39,171           816          5,616
   Reports to shareholders                                 194,994       114,910         5,560          9,754
   Legal and audit fee                                      45,578        26,431         5,672          5,437
   Trustees' fees                                           17,907         9,295         1,158          1,412
   Other liabilities                                         7,874         5,051         8,602          1,891
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                       915,971     3,121,248        40,704        255,191
-------------------------------------------------------------------------------------------------------------
Net Assets                                            $588,041,885  $257,420,571   $37,371,801    $16,090,499
=============================================================================================================
COMPOSITION OF NET ASSETS
Paid in capital                                       $506,991,845  $345,597,818   $30,954,957    $22,419,050
Undistributed net investment income (Accumulated
   net investment loss)                                 (1,303,270)    1,920,880       (92,248)        84,698
Accumulated net realized gain (loss)                   (43,387,449) (101,366,369)       45,492     (8,206,957)
Net unrealized appreciation on:
   Investments                                         125,740,759    11,240,949     6,463,600      1,790,835
   Foreign currency transactions                                --        27,293            --          2,873
-------------------------------------------------------------------------------------------------------------
Net Assets                                            $588,041,885  $257,420,571   $37,371,801    $16,090,499
=============================================================================================================
Fund shares outstanding                                 27,205,901    17,031,417     2,258,445      1,488,564
=============================================================================================================
Net asset value, offering price and
   redemption price per share                               $21.61        $15.11        $16.55         $10.81
=============================================================================================================

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                            WANGER        WANGER        WANGER         WANGER
                                                      U.S. SMALLER INTERNATIONAL        TWENTY        FOREIGN
                                                         COMPANIES     SMALL CAP                        FORTY
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes of                  $970,535    $3,504,919       $64,644       $179,681
   $424,453 for Wanger International Small Cap
   and $18,925 for Wanger Foreign Forty)
Interest income                                            217,160        49,580         8,810          4,801
-------------------------------------------------------------------------------------------------------------
   Total investment income                               1,187,695     3,554,499        73,454        184,482

EXPENSES:
Management fees                                          2,298,516     1,385,999       139,230         68,594
Custody fees                                                10,291       122,571         2,374         15,954
Legal and audit fees                                        52,222        28,870         9,238          8,777
Reports to shareholders                                     86,557        54,089         3,221          4,415
Transfer agent fees                                         10,110        10,405         9,311          9,276
Trustees' fees                                              34,622        16,280         1,693          1,337
Other expenses                                              12,138        11,772           645            628
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                        2,504,456     1,629,986       165,712        108,981
Less custody fees paid indirectly                             (202)          (86)          (10)           (47)
Less expenses reimbursed by Advisor                             --            --            --         (9,472)
-------------------------------------------------------------------------------------------------------------
   Net Expenses                                          2,504,254     1,629,900       165,702         99,462
-------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                         (1,316,559)    1,924,599       (92,248)        85,020
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   PORTFOLIO POSITIONS:
Net realized gain (loss) on:
   Investments                                           8,449,516    (9,264,753)      557,711       (880,114)
   Foreign currency transactions                                --        33,927            --          4,885
-------------------------------------------------------------------------------------------------------------
       Net realized gain (loss)                          8,449,516    (9,230,826)      557,711       (875,229)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          73,885,252    40,021,632     4,308,942      2,167,702
   Foreign currency transactions                                --        (3,493)           --            194
-------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation
         (depreciation)                                 73,885,252    40,018,139     4,308,942      2,167,896
-------------------------------------------------------------------------------------------------------------
       Net Gain                                         82,334,768    30,787,313     4,866,653      1,292,667
-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations             $81,018,209   $32,711,912    $4,774,405     $1,377,687
=============================================================================================================


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      WANGER U.S. SMALLER COMPANIES   WANGER INTERNATIONAL SMALL CAP

                                                                           (Unaudited)                   (Unaudited)
                                                                           Six Months     Year ended     Six Months     Year ended
                                                                                ended    December 31,         ended   December 31,
INCREASE (DECREASE) IN NET ASSETS                                       June 30, 2003           2002  June 30, 2003           2002
==================================================================================================================================
FROM OPERATIONS:
        Net investment income (loss)                                      $(1,316,559)   $(2,320,011)    $1,924,599     $1,068,839
        Net realized gain (loss) on investments and
          foreign currency transactions                                     8,449,516    (17,795,068)    (9,230,826)   (29,381,289)
        Net change in unrealized appreciation (depreciation) on
          investments and foreign currency transactions                    73,885,252    (74,506,422)    40,018,139     (3,856,903)
----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting from operations    81,018,209    (94,621,501)    32,711,912    (32,169,353)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                                      --             --       (778,511)            --
----------------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                                        --             --       (778,511)            --
SHARE TRANSACTIONS:
        Subscriptions                                                      68,500,225    140,977,765     82,563,983    334,085,769
        Distributions reinvested                                                   --             --        778,511             --
        Redemptions                                                       (33,202,543)   (72,816,413)   (73,938,888)  (316,459,265)
----------------------------------------------------------------------------------------------------------------------------------
        Net Increase from Share Transactions                               35,297,682     68,161,352      9,403,606     17,626,504
----------------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets                           116,315,891    (26,460,149)    41,337,007    (14,542,849)
NET ASSETS:
        Beginning of period                                               471,725,994    498,186,143    216,083,564    230,626,413
----------------------------------------------------------------------------------------------------------------------------------
        End of period                                                    $588,041,885   $471,725,994   $257,420,571   $216,083,564
----------------------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income (Accumulated Net Investment Loss)     $(1,303,270)       $13,289     $1,920,880       $774,792
==================================================================================================================================

                                                                                 WANGER TWENTY             WANGER FOREIGN FORTY

                                                                           (Unaudited)                   (Unaudited)
                                                                           Six Months     Year ended     Six Months     Year ended
                                                                                ended    December 31,         ended   December 31,
INCREASE (DECREASE) IN NET ASSETS                                       June 30, 2003           2002  June 30, 2003           2002
==================================================================================================================================
FROM OPERATIONS:
        Net investment income (loss)                                         $(92,248)     $(148,168)       $85,020        $51,954
        Net realized gain (loss) on investments
          and foreign currency transactions                                   557,711        726,558       (875,229)    (2,982,769)
        Net change in unrealized appreciation
          (depreciation) on investments and
          foreign currency transactions                                     4,308,942     (2,604,955)     2,167,896        635,281
----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting from operations     4,774,405     (2,026,565)     1,377,687     (2,295,534)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                                      --             --        (50,019)            --
----------------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                                        --             --        (50,019)            --
SHARE TRANSACTIONS:
        Subscriptions                                                       9,059,625     12,257,973      4,343,558     32,503,614
        Distributions reinvested                                                   --             --         50,019             --
        Redemptions                                                        (2,586,149)    (5,536,933)    (3,713,554)   (31,556,395)
----------------------------------------------------------------------------------------------------------------------------------
        Net Increase from Share Transactions                                6,473,476      6,721,040        680,023        947,219
----------------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets                            11,247,881      4,694,475      2,007,691     (1,348,315)
NET ASSETS:
        Beginning of period                                                26,123,920     21,429,445     14,082,808     15,431,123
----------------------------------------------------------------------------------------------------------------------------------
        End of period                                                     $37,371,801    $26,123,920    $16,090,499    $14,082,808
----------------------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income (Accumulated Net Investment Loss)        $(92,248)            --        $84,698        $49,697
==================================================================================================================================


See accompanying notes to financial statements.

                                  34-35 SPREAD

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES                       FINANCIAL HIGHLIGHTS

                                              (Unaudited)
                                        Six Months Ended
SELECTED DATA FOR A SHARE OUTSTANDING            June 30,                          Year Ended December 31,
THROUGHOUT EACH PERIOD                               2003            2002          2001        2000         1999         1998
=============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD               $18.51          $22.25        $19.99      $24.88       $22.18       $21.46
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                    (0.05)          (0.10)        (0.04)       0.02         0.03        (0.05)
Net realized and unrealized gain (loss)
   on investments                                    3.15           (3.64)         2.31       (1.82)        4.79         1.93
-----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  3.10           (3.74)         2.27       (1.80)        4.82         1.88
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             --              --         (0.01)      (0.03)          --           --
From net realized capital gains                        --              --            --       (3.06)       (2.12)       (1.16)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions Declared to Shareholders       --              --         (0.01)      (3.09)       (2.12)       (1.16)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $21.61          $18.51        $22.25      $19.99       $24.88       $22.18
=============================================================================================================================
Total Return (b)                                   16.75%(c)     (16.81)%        11.39%     (8.16)%       25.06%        8.68%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                            1.02%(d)(e)     1.05%(d)      0.99%       1.00%(d)     1.02%(d)     1.02%(d)
Net investment income (loss)                      (0.53)%(d)(e)   (0.47)%(d)    (0.20)%       0.07%(d)     0.14%(d)   (0.25)%(d)
Portfolio turnover rate                                7%(c)          16%           18%         36%          35%          34%
Net assets, end of period (000's)                $588,042        $471,726      $498,186    $403,306     $390,709     $339,119




--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions are reinvested.

(c)  Not annualized.

(d)  The benefits derived from custody fees paid indirectly had no impact.

(e)  Annualized.



See accompanying notes to financial statements.

                                       36


                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP                      FINANCIAL HIGHLIGHTS
                                              (Unaudited)
                                         Six Months Ended
SELECTED DATA FOR A SHARE OUTSTANDING            June 30,                          Year Ended December 31,
THROUGHOUT EACH PERIOD                               2003            2002          2001        2000         1999         1998
=============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD               $13.27          $15.40        $28.53      $43.67       $19.62       $17.05
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                     0.12            0.07          0.02       (0.26)       (0.13)        0.03
Net realized and unrealized gain (loss)
    on investments
    and foreign currency transactions                1.77           (2.20)        (5.12)      (9.75)       24.52         2.76
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                 1.89           (2.13)        (5.10)     (10.01)       24.39         2.79
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.05)             --            --          --        (0.34)       (0.22)
From net realized gain and unrealized gain reportable
   for federal income taxes                            --              --         (8.03)      (5.13)          --           --
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders     (0.05)             --         (8.03)      (5.13)       (0.34)       (0.22)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $15.11          $13.27        $15.40      $28.53       $43.67       $19.62
=============================================================================================================================
Total Return (b)                                   14.30%(c)     (13.83)%      (21.27)%    (27.84)%      126.37%       16.33%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                        1.46%(e)        1.47%         1.43%       1.41%        1.49%        1.55%
Net investment income (loss) (d)                    1.73%(e)        0.46%         0.10%     (0.68)%      (0.49)%        0.16%
Portfolio turnover rate                               27%(c)          54%           56%         67%          75%          56%
Net assets, end of period (000's)                $257,421        $216,084      $230,626    $271,675     $311,331     $141,253



--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions are reinvested.

(c)  Not annualized.

(d)  The benefits derived from custody fees paid indirectly had no impact.

(e)  Annualized.


See accompanying notes to financial statements.


                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER TWENTY                                       FINANCIAL HIGHLIGHTS

                                              (Unaudited)                                            February 1,
                                         Six Months Ended                                           1999 through
SELECTED DATA FOR A SHARE OUTSTANDING            June 30,                Year Ended December 31,    December 31,
THROUGHOUT EACH PERIOD                               2003            2002          2001        2000         1999
======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD               $14.19          $15.36        $14.08      $13.43       $10.00
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                             (0.05)          (0.09)        (0.05)      (0.03)       (0.08)
Net realized and unrealized gain (loss)
   on investments                                    2.41           (1.08)         1.33        1.23         3.51
----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  2.36           (1.17)         1.28        1.20         3.43
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized capital gains                        --              --            --       (0.55)          --
----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders        --              --            --       (0.55)          --
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $16.55          $14.19        $15.36      $14.08       $13.43
======================================================================================================================
Total Return (b)                                   16.63%(c)      (7.62)%         9.09%       9.45%(d)    34.30%(c)(d)
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                            1.13%(e)(f)     1.18%(f)      1.33%(f)    1.39%(g)     1.41%(e)(g)
Net investment loss                               (0.63)%(e)(f)   (0.62)%(f)    (0.34)%(f)  (0.24)%(g)   (0.77)%(e)(g)
Reimbursement                                          --              --            --       0.21%        0.71%(e)
Portfolio turnover rate                               25%(c)          45%           76%         86%         113%(e)
Net assets, end of period (000's)                 $37,372         $26,124       $21,429     $12,129       $6,570



--------------------------------------------------------------------------------

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d) Had the Advisor not reimbursed a portion of its expenses, total return would have been reduced.

(e)  Annualized.

(f)  The benefits derived from custody fees paid indirectly had no impact.

(g) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.35% and (0.20%), respectively, for the year ended December 31, 2000 and 1.35% and (0.71%), respectively, for the period ended December 31, 1999.

See accompanying notes to financial statements.

                                       38


                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

WANGER FOREIGN FORTY                                FINANCIAL HIGHLIGHTS
                                              (Unaudited)                                            February 1,
                                         Six Months Ended                                           1999 through
SELECTED DATA FOR A SHARE OUTSTANDING            June 30,                Year Ended December 31,    December 31,
THROUGHOUT EACH PERIOD                               2003            2002          2001        2000         1999
=====================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                $9.86          $11.64        $17.29      $18.39       $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                     0.06            0.04         (0.03)      (0.04)       (0.01)
Net realized and unrealized gain (loss)
   on investments and
   foreign currency transactions                     0.93           (1.82)        (4.46)      (0.10)        8.40
----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  0.99           (1.78)        (4.49)      (0.14)        8.39
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.04)             --         (0.02)      (0.01)          --
From net realized capital gains                        --              --         (1.14)      (0.95)          --
----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders     (0.04)             --         (1.16)      (0.96)          --
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $10.81           $9.86        $11.64      $17.29       $18.39
======================================================================================================================
Total Return (b)                                   10.08%(c)(d)  (15.29)%(d)   (26.61)%     (1.58)%(d)    83.90%(c)(d)
----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                            1.45%(e)(f)     1.45%(f)      1.45%(f)    1.45%(f)    1.59 %(e)(g)
Net investment income (loss)                        1.24%(e)(f)     0.35%(f)    (0.20)%(f)  (0.20)%(f)   (0.10)%(e)(g)
Reimbursement                                       0.14%(e)        0.10%            --       0.23%        1.86%(e)
Portfolio turnover rate                               46%(c)         113%           72%         96%          91%(e)
Net assets, end of period (000's)                 $16,090         $14,083       $15,431     $15,496       $5,826



--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d) Had the Advisor not reimbursed a portion of expenses, total return would be reduced.

(e)  Annualized.

(f)  The benefits derived from custody fees paid indirectly had no impact.

(g) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and 0.04%, respectively, for the period ended December 31, 1999.

See accompanying notes to financial statements.

                                       39


                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. NATURE OF OPERATIONS

Wanger U.S. Smaller Companies, Wanger International Small Cap, Wanger Twenty and Wanger Foreign Forty (the "Funds") are series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds are available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments are stated at fair value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the SEC-approved Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and on long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODY FEES

Custody fees are reduced based on each Fund's cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

FEDERAL INCOME TAXES

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

3. FEDERAL TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

   The tax character of distributions paid during 2002 and 2001 was as follows:

                                      YEARS ENDED DECEMBER 31,
                                  2002                       2001
                          ---------------------------------------------------
                          ORDINARY   LONG-TERM      ORDINARY      LONG-TERM
                           INCOME   CAPITAL GAIN     INCOME      CAPITAL GAIN
                          ----------------------  ---------------------------
Wanger U.S. Smaller
  Companies                  --         --         $   275,386   $        --
Wanger International
  Small Cap                  --         --          25,006,153    53,687,433
Wanger Twenty                --         --                  --            --
Wanger Foreign Forty         --         --             876,913       454,935

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

   The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             WANGER           WANGER
                          U.S. SMALLER    INTERNATIONAL
YEAR OF EXPIRATION          COMPANIES       SMALL CAP
                           -----------    -------------
2008                       $ 7,245,899     $        --
2009                        23,984,483      55,963,354
2010                        12,034,012      36,103,589
                           -----------     -----------
Total                      $43,264,394     $92,066,943

                             WANGER           WANGER
YEAR OF EXPIRATION           TWENTY       FOREIGN FORTY
                           ----------     -------------
2009                        $512,219        $3,168,366
2010                              --         3,638,146
                            --------        ----------
Total                       $512,219        $6,806,512

     Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

     Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2002, for federal income tax purposes, post-October losses were deferred to January 1, 2003 as follows:

Wanger U.S. Smaller Companies                        $ 8,177,158
Wanger International Small Cap                                --
Wanger Twenty                                                 --
Wanger Foreign Forty                                     493,942

4. TRANSACTIONS WITH AFFILIATES

The Funds' investment advisor, Liberty Wanger Asset Management, L.P., ("Liberty WAM") is a wholly-owned subsidiary of Columbia Management Group, Inc., ("Columbia"), which in turn, is a wholly-owned subsidiary of Fleet National Bank, which in turn, is a wholly-owned subsidiary of FleetBoston Financial Corporation, furnishes continuing investment supervision to each Fund and is responsible for overall management of each Fund's business affairs. Each Fund pays Liberty WAM a monthly advisory fee based upon average daily net assets at the following annual rates:

WANGER U.S. SMALLER COMPANIES
Average Daily Net Assets
   For the first $100 million    1.00%
   Next $150 million              .95%
   In excess of $250 million      .90%

WANGER INTERNATIONAL SMALL CAP
Average Daily Net Assets
   For the first $100 million    1.30%
   Next $150 million             1.20%
   In excess of $250 million     1.10%

WANGER TWENTY
On average daily net assets       .95%

WANGER FOREIGN FORTY
On average daily net assets      1.00%

   The investment advisory agreement also provides that Liberty WAM will reimburse the Funds to the extent that ordinary operating expenses (computed based on net custodian fees) exceed an annual percentage of average daily net assets.

                               Six Months Ended
                                  June 30, 2003
Wanger U.S. Smaller Companies             2.00%
Wanger International Small Cap            2.00%
Wanger Twenty                             1.35%
Wanger Foreign Forty                      1.45%

   Certain officers and trustees of the Trust are also officers of Liberty WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Liberty WAM. The Fund paid the following trustees' fees and expenses to trustees not affiliated with Liberty WAM:

                               Six Months Ended
                                  June 30, 2003
Wanger U.S. Smaller Companies           $34,622
Wanger International Small Cap           16,280
Wanger Twenty                             1,693
Wanger Foreign Forty                      1,337

   Liberty Funds Distributor, Inc. ("LFD"), a subsidiary of Columbia, serves as the principal underwriter of the Trust and receives no compensation for its services.
   During the six months ended June 30, 2003, the Funds engaged in purchases and sales transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

                        PURCHASES         SALES
-----------------------------------------------
Wanger U.S. Smaller
   Companies                 $ --           $--
Wanger International
   Small Cap            4,332,361       598,691
Wanger Twenty                  --        39,564
Wanger Foreign Forty           --        16,982

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. BORROWING ARRANGEMENTS

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. No amounts were borrowed under this facility for the six months ended June 30, 2003.

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

WANGER U.S. SMALLER        Six months ended          Year ended
COMPANIES                     June 30, 2003   December 31, 2002

Shares sold                       3,527,121           6,859,016
---------------------------------------------------------------
Less shares redeemed              1,800,364           3,775,228
---------------------------------------------------------------
Net increase in
  shares outstanding              1,726,757           3,083,788

WANGER INTERNATIONAL       Six months ended          Year ended
SMALL CAP                     June 30, 2003   December 31, 2002

Shares sold                       6,115,546          22,143,427
Shares issued in reinvestment
   of dividend distributions         61,737                  --
---------------------------------------------------------------
                                  6,177,283          22,143,427
Less shares redeemed              5,428,031          20,832,143
---------------------------------------------------------------
Net increase in shares outstanding  749,252           1,311,284


WANGER TWENTY              Six months ended          Year ended
                              June 30, 2003   December 31, 2002

Shares sold                         594,046             842,336
---------------------------------------------------------------
Less shares redeemed                177,122             395,508
---------------------------------------------------------------
Net increase in shares outstanding  416,924             446,828

WANGER FOREIGN FORTY       Six months ended          Year ended
                              June 30, 2003   December 31, 2002

Shares sold                         450,733           3,006,672
Shares issued in reinvestment
   of dividend distributions          5,608                  --
---------------------------------------------------------------
                                    456,341           3,006,672
Less shares redeemed                395,951           2,904,415
---------------------------------------------------------------
Net increase in shares outstanding   60,390             102,257

7. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2003 were:

                       ---------------------------------------------------------
                        WANGER U.S.         WANGER        WANGER          WANGER
                            SMALLER  INTERNATIONAL        TWENTY   FOREIGN FORTY
                          COMPANIES      SMALL CAP

PURCHASES               $54,633,609    $69,136,680   $12,564,170      $6,785,050
SALES                    31,573,628     58,840,848     7,130,683       6,013,469

                               Wanger Advisors Trust      2003 Semiannual Report
--------------------------------------------------------------------------------

                       This page intentionally left blank.

--------------------------------------------------------------------------------
Logo: Squirrel

WANGER ADVISORS TRUST

TRUSTEES
Fred D. Hasselbring
P. Michael Phelps
Ralph Wanger
Patricia H. Werhane

OFFICERS
Ralph Wanger
President

Charles P. McQuaid
Senior Vice President

Robert A. Mohn
Vice President

Todd M. Narter
Vice President

Christopher J. Olson
Vice President

John H. Park
Vice President

Leah J. Zell
Vice President

Bruce H. Lauer
Vice President, Secretary and Treasurer

Kenneth A. Kalina
Assistant Treasurer

J. Kevin Connaughton
Assistant Treasurer

Kevin S. Jacobs
Assistant Treasurer

Vincent P. Pietropaolo
Assistant Secretary

TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
Liberty Funds Services, Inc.
P.O. Box 8081
Boston, Massachusetts
02266-8081

DISTRIBUTOR
Liberty Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts
02111-2621

INVESTMENT ADVISOR
Liberty Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-4-WANGER
(1-800-492-6437)

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois

This report, including the
schedules of investments and
financial statements, is submitted
for the general information
of the shareholders of the Wanger
Advisors Trust. This report is not
authorized for distribution unless
preceded or accompanied by
a prospectus.

WANGER ADVISORS TRUST




OL2568S                                          ANN-03/6230-0603(08/03) 03/2323

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Attached hereto as
Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)). Attached hereto as
Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wanger Advisors Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Ralph Wanger
                         ----------------------------------------------
                          Ralph Wanger, Trustee and President

Date    September 2, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ralph Wanger
                         ----------------------------------------------
                          Ralph Wanger, Trustee and President

Date    September 2, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Bruce H. Lauer
                         ----------------------------------------------
                         Bruce H. Lauer, Treasurer

Date    September 2, 2003
    -------------------------------------------------------------------